Phoenix Investment Partners

  |                             Semiannual Report
  |
  |                                                              April 30, 2000
  |      ------------------
  |----- Duff & Phelps              Phoenix-Duff & Phelps
  |      ------------------         Core Bond Fund
  |
  |----- Engemann                   Phoenix-Engemann
  |                                 Aggressive Growth Fund
  |
  |                                 Phoenix-Engemann
  |                                 Capital Growth Fund
  |
  |----- Goodwin                    Phoenix-Goodwin
  |                                 High Yield Fund
  |
  |                                 Phoenix-Goodwin
  |                                 Money Market Fund
  |
  | ---- Oakhurst                   Phoenix-Oakhurst
                                    Balanced Fund






        Phoenix
[LOGO]  Investment Partners

Table of Contents




Phoenix-Duff & Phelps Core Bond Fund ..............................   2
Phoenix-Engemann Aggressive Growth Fund ...........................   7
Phoenix-Engemann Capital Growth Fund ..............................  12
Phoenix-Goodwin High Yield Fund ...................................  18
Phoenix-Goodwin Money Market Fund .................................  26
Phoenix-Oakhurst Balanced Fund ....................................  31
Notes to Financial Statements .....................................  40

Message from the President

Dear Shareholder:




  We are pleased to provide this financial summary for the six months ended April 30, 2000 for the Phoenix Series Fund. If you have any questions, please call your financial advisor or contact us at 1-800-243-1574 between 8:00 a.m. and 6:00 p.m. Eastern Time, Monday through Friday, or at www.phoenixinvestments.com.


Sincerely,


/s/ Philip R. McLoughlin
--------------------------------
Philip R. McLoughlin

April 30, 2000






















    Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

Phoenix-Duff & Phelps Core Bond Fund


                         INVESTMENTS AT APRIL 30, 2000
                                  (Unaudited)





                                           STANDARD      PAR
                                           & POOR'S     VALUE
                                            RATING      (000)        VALUE
                                          ----------  ---------  -------------
U.S. GOVERNMENT SECURITIES -- 14.7%
U.S. Treasury Bonds -- 10.6%
U.S. Treasury Bonds 8.875%, 8/15/17.         AAA       $1,000     $ 1,266,855
U.S. Treasury Bonds 8.50%, 2/15/20           AAA        6,700       8,357,719
U.S. Treasury Bonds 8.75%, 8/15/20           AAA        3,800       4,865,365
                                                                  -----------
                                                                   14,489,939
                                                                  -----------
U.S. Treasury Notes -- 4.1%
U.S. Treasury Notes 5.75%, 10/31/00          AAA        5,625       5,609,515
-----------------------------------------------------------------------------
Total U.S. Government Securities
(Identified cost $19,995,372)                                      20,099,454
-----------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES -- 39.1%
Fannie Mae 4.625%, 10/15/01 ............     AAA        3,600       3,484,732
Fannie Mae 10%, 5/25/04 ................     AAA          961         986,759
Fannie Mae 6.50%, 7/1/14 ...............     AAA        3,878       3,712,143
Fannie Mae 6%, 10/1/14 .................     AAA        5,468       5,121,378
Fannie Mae 6.75%, 5/25/19 ..............     AAA        1,000         966,896
Fannie Mae 6.75%, 6/25/21 ..............     AAA        1,000         968,077
Fannie Mae 6.50%, 7/1/29 ...............     AAA        8,687       8,105,987
Fannie Mae 7.50%, 11/1/29 ..............     AAA        8,450       8,267,796
Fannie Mae 7%, 4/1/30 ..................     AAA        9,500       9,087,344
FHLMC 6.875%, 1/15/05 ..................     AAA        1,090       1,072,973
GNMA 8.50%, '01-'22 ....................     AAA          156         157,748
GNMA 8%, 9/15/05 .......................     AAA           76          76,370
GNMA 8%, 9/15/06 .......................     AAA            9           9,473
GNMA 6.50%, 9/15/28 ....................     AAA        4,799       4,495,762
GNMA 6.50%, 9/15/28 ....................     AAA        7,507       7,033,041
-----------------------------------------------------------------------------
Total Agency Mortgage-Backed Securities
(Identified cost $54,886,095)                                      53,546,479
-----------------------------------------------------------------------------



                                           STANDARD      PAR
                                           & POOR'S     VALUE
                                            RATING      (000)        VALUE
                                          ----------  ---------  -------------
MUNICIPAL BONDS -- 5.6%
California -- 4.2%
San Francisco City & County Redevelopment
Agency Revenue Taxable 9.75%,
6/1/13(c) ..............................     AAA       $4,800     $ 5,766,000
                                                                  -----------
Illinois -- 0.7%
Chicago Public Building Commission Special
Obligation Taxable 6.65%, 1/1/01(c) ....     AAA        1,000         995,720
                                                                  -----------
Massachusetts -- 0.7%
Massachusetts Port Authority Revenue
Taxable Series C 6.35%, 7/1/06 .........     AA-        1,000         941,250
-----------------------------------------------------------------------------
Total Municipal Bonds
(Identified cost $8,197,571)                                        7,702,970
-----------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 15.5%
Carco Auto Loan Master Trust 99-1,
A2 5.78%, 3/15/04(d) ...................     AAA        5,050       4,924,772
Citibank Credit Card Master Trust I
98-6, Class A 5.85%, 4/10/03 ...........     AAA        3,500       3,457,650
ContiMortgage Home Equity Loan Trust
98-1, B 7.86%, 4/15/29 .................    BBB-        1,470       1,214,587
First USA Credit Card Master Trust
Series 98-1, Class A 5.96%,
1/18/06(d)(f) ..........................     AAA        4,500       4,496,715
PECO Energy Transition Trust 99-A,
A6 6.05%, 3/1/09(d) ....................     AAA        4,000       3,700,832
Premier Auto Trust 99-1, A4 5.82%,
10/8/03 ................................     AAA        3,590       3,472,284
-----------------------------------------------------------------------------
Total Asset-Backed Securities
(Identified cost $21,675,282)                                      21,266,840
-----------------------------------------------------------------------------


                       See Notes to Financial Statements
2

                     Phoenix-Duff & Phelps Core Bond Fund


                                         STANDARD      PAR
                                         & POOR'S     VALUE
                                          RATING      (000)         VALUE
                                        ----------  ---------  --------------
CORPORATE BONDS -- 9.3%
Banks (Money Center) -- 2.0%
Citicorp Capital I 7.933%, 2/15/27 ...      A        $ 3,000    $  2,775,000
                                                                ------------
Consumer Finance -- 2.6%
Ford Motor Credit Co. 5.80%, 1/12/09 .      A          4,000       3,495,000
                                                                ------------
Investment Banking/Brokerage -- 2.5%
Merrill Lynch & Co. 6.5%, 7/15/18 ....     AA-         4,000       3,400,000
                                                                ------------
Telecommunications (Long Distance) -- 2.2%
MCI WorldCom, Inc. 7.75%, 4/1/07 .....     A-          3,000       3,003,750
-----------------------------------------------------------------------------
Total Corporate Bonds
(Identified cost $13,178,052)                                     12,673,750
-----------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES -- 6.0%
First Union Lehman Brothers Commercial
Mortgage 97-C1, A3 7.38% 4/18/07 .....   Aaa(e)        2,500       2,479,202
J.P. Morgan Commercial Mortgage
Finance Corp. 97-C5, A2 7.069%,
9/15/29 ..............................     AAA         3,000       2,929,389
Merrill Lynch Mortgage Investors, Inc.
96-C2, A3 6.96% 11/21/28 .............     AAA         3,000       2,879,175
-----------------------------------------------------------------------------
Total Non-Agency Mortgage-Backed Securities
(Identified cost $8,448,034)                                       8,287,766
-----------------------------------------------------------------------------
PREFERRED STOCKS -- 7.8%
                                                      SHARES
                                                     -------
Home Ownership Funding 2, Step-down
Pfd. 144A 13.338%(b)(f) ..............                13,522      10,659,054
-----------------------------------------------------------------------------
Total Preferred Stocks
(Identified cost $11,178,112)                                     10,659,054
-----------------------------------------------------------------------------
Total Long-Term Investments --98.0%
(Identified cost $137,558,518)                                   134,236,313
-----------------------------------------------------------------------------

                                        SHARES             VALUE
                                     -----------   --------------------
SHORT-TERM OBLIGATIONS -- 0.9%
Money Market Mutual Funds -- 0.9%
State Street Global Advisors Seven
Seas Money Market Fund (5.72%
seven day effective yield) .......   1,266,212       $    1,266,212
-------------------------------------------------------------------
Total Short-Term Obligations
(Identified cost $1,266,212)                              1,266,212
-------------------------------------------------------------------
Total Investments--98.9%
(Identified cost $138,824,730)                          135,502,525(a)
Cash and receivables, less liabilities--1.1%              1,459,333
                                                     --------------
NET ASSETS--100.0%                                   $  136,961,858
                                                     ==============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $155,610 and gross depreciation of $3,479,614 for federal income tax purposes. At April 30, 2000, the aggregate cost of securities for federal income tax purpose was $138,826,529.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2000, these securities amounted to a value of $10,659,054 or 7.8% of net assets.
(c) These bonds are fully defeased by U.S. Government Treasury Obligations.
(d) All or portion segregated as collateral.
(e) As rated by Moody's, Fitch or Duff & Phelps.
(f) Variable or step coupon security, interest rate shown reflects the rate currently in effect.

                       See Notes to Financial Statements

Phoenix-Duff & Phelps Core Bond Fund



                      STATEMENT OF ASSETS AND LIABILITIES
                                APRIL 30, 2000
                                  (Unaudited)

 Assets
 Investment securities at value
   (identified cost $138,824,730)                             $ 135,502,525
 Receivables
      Interest                                                    1,302,373
      Fund shares sold                                              502,114
 Prepaid expenses                                                     2,380
                                                              -------------
 Total assets                                                   137,309,392
                                                              -------------
 Liabilities
 Payables
      Fund shares repurchased                                       218,896
      Investment advisory fee                                        51,351
      Distribution fee                                               33,905
      Financial agent fee                                            13,249
      Trustees' fee                                                  10,382
      Transfer agent fee                                              9,349
 Accrued expenses                                                    10,402
                                                              -------------
     Total liabilities                                              347,534
                                                              -------------
 Net Assets                                                   $ 136,961,858
                                                              =============
 Net Assets Consist of:
 Capital paid in on shares of beneficial interest             $ 160,733,629
 Undistributed net investment loss                                 (532,070)
 Accumulated net realized loss                                  (19,917,496)
 Net unrealized depreciation                                     (3,322,205)
                                                              -------------
 Net Assets                                                   $ 136,961,858
                                                              =============
 Class A
 Shares of beneficial interest outstanding, $1 par value,
    unlimited authorization (Net Assets $128,348,107)            14,616,662
 Net asset value per share                                    $        8.78
 Offering price per share $8.78/(1-4.75%)                     $        9.22
 Class B
 Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $8,428,867)                   966,446
 Net asset value and offering price per share                 $        8.72
 Class C
 Shares of beneficial interest outstanding, $1 par value,
    unlimited authorization (Net Assets $184,884)                    21,162
 Net asset value and offering price per share                 $        8.74

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2000
                                  (Unaudited)


  Investment Income
  Interest Income                                            $  4,733,643
  Dividends                                                       496,663
  Security lending                                                  9,818
                                                             ------------
  Total investment income                                       5,240,124
                                                             ------------
  Expenses
  Investment advisory fee                                         330,198
  Distribution fee, Class A                                       171,124
  Distribution fee, Class B                                        48,453
  Distribution fee, Class C                                           822
  Transfer agent                                                  132,460
  Financial agent fee                                              78,594
  Registration                                                     19,128
  Printing                                                         18,847
  Trustees                                                         10,210
  Custodian                                                         7,908
  Professional                                                      1,396
  Miscellaneous                                                     5,037
                                                             ------------
      Total expenses                                              824,177
                                                             ------------
  Net Investment Income                                         4,415,947
                                                             ------------
  Net Realized and Unrealized Gain (Loss) on
    Investments
  Net realized loss on securities                              (5,160,747)
  Net change in unrealized appreciation (depreciation) on
    investments                                                 1,690,405
                                                             ------------
  Net loss on investments                                      (3,470,342)
                                                             ------------
  Net increase in net assets resulting from
    operations                                               $    945,605
                                                             ============






                       See Notes to Financial Statements
4

Phoenix-Duff & Phelps Core Bond Fund


                      STATEMENT OF CHANGES IN NET ASSETS




                                                                                         Six Months
                                                                                           Ended
                                                                                          4/30/00          Year Ended
                                                                                        (Unaudited)         10/31/99
                                                                                      ---------------   ---------------
From Operations
 Net investment income (loss)                                                          $   4,415,947     $   9,851,758
 Net realized gain (loss)                                                                 (5,160,747)       (6,568,044)
 Net change in unrealized appreciation (depreciation)                                      1,690,405        (7,313,523)
                                                                                       -------------     -------------
 Increase (decrease) in net assets resulting from operations                                 945,605        (4,029,809)
                                                                                       -------------     -------------
From Distributions to Shareholders
 Net investment income, Class A                                                           (4,916,843)       (9,689,868)
 Net investment income, Class B                                                             (304,785)         (665,018)
 Net investment income, Class C                                                               (5,491)             (279)
 In excess of net investment income, Class A                                                      --          (761,865)
 In excess of net investment income, Class B                                                      --           (52,287)
 In excess of net investment income, Class C                                                      --               (22)
                                                                                       -------------     -------------
 Decrease in net assets from distributions to shareholders                                (5,227,119)      (11,169,339)
                                                                                       -------------     -------------
From Share Transactions
Class A
 Proceeds from sales of shares (8,579,149 and 5,788,523 shares, respectively)             75,738,124        54,202,911
 Net asset value of share issued from reinvestment of distributions
  (313,075 and 655,169 shares, respectively)                                               2,762,535         6,141,277
 Cost of shares repurchased (10,308,464 and 8,786,721 shares, respectively)              (91,095,021)      (81,913,552)
                                                                                       -------------     -------------
Total                                                                                    (12,594,362)      (21,569,364)
                                                                                       -------------     -------------
Class B
 Proceeds from sales of shares (118,534 and 657,595 shares, respectively)                  1,039,080         6,129,389
 Net asset value of share issued from reinvestment of distributions
  (20,028 and 38,674 shares, respectively)                                                   175,598           358,715
 Cost of shares repurchased (480,488 and 709,025 shares, respectively)                    (4,227,153)       (6,589,226)
                                                                                       -------------     -------------
Total                                                                                     (3,012,475)         (101,122)
                                                                                       -------------     -------------
Class C
 Proceeds from sales of shares (12,408 and 11,157 shares, respectively)                      110,435           100,080
 Net asset value of share issued from reinvestment of distributions
  (626 and 34 shares, respectively)                                                            5,491               301
 Cost of shares repurchased (3,063 and 0 shares, respectively)                               (26,737)               --
                                                                                       -------------     -------------
Total                                                                                         89,189           100,381
                                                                                       -------------     -------------
 Increase (decrease) in net assets from share transactions                               (15,517,648)      (21,570,105)
                                                                                       -------------     -------------
 Net increase (decrease) in net assets                                                   (19,799,162)      (36,769,253)
Net Assets
 Beginning of period                                                                     156,761,020       193,530,273
                                                                                       -------------     -------------
 End of period [including undistributed net investment income (loss) of ($532,070)
  and $279,102, respectively]                                                          $ 136,961,858     $ 156,761,020
                                                                                       =============     =============



                       See Notes to Financial Statements

Phoenix-Duff & Phelps Core Bond Fund


                             FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)


                                                                                    CLASS A
                                            --------------------------------------------------------------------------------------
                                                Six Months
                                                  Ended                                     Year Ended October 31
                                                 4/30/00                    ------------------------------------------------------
                                               (Unaudited)         1999         1998          1997          1996          1995
Net asset value, beginning of period           $    9.04         $  9.83      $  9.66       $  9.47       $  9.60       $  8.88
Income from investment operations
 Net investment income (loss)                       0.27            0.59         0.59          0.55          0.52          0.55
 Net realized and unrealized gain (loss)           (0.21)          (0.78)        0.18          0.17         (0.15)         0.72
                                               -----------       -------      -------       -------       --------      -------
  Total from investment operations                  0.06           (0.19)        0.77          0.72          0.37          1.27
                                               -----------       -------      -------       -------       --------      -------
Less distributions
 Dividends from net investment income              (0.32)          (0.56)       (0.57)        (0.53)        (0.50)        (0.55)
 Dividends from net realized gains                    --              --           --            --            --            --
 In excess of net investment income                   --           (0.04)       (0.03)           --            --            --
                                               -----------       -------     --------      --------      --------      --------
  Total distributions                              (0.32)          (0.60)       (0.60)        (0.53)        (0.50)        (0.55)
                                               -----------       -------      --------      --------      --------      --------
Change in net asset value                          (0.26)          (0.79)        0.17          0.19         (0.13)        0.72
                                               -----------       -------      --------      --------      --------      --------
Net asset value, end of period                 $    8.78         $  9.04      $  9.83       $  9.66       $  9.47       $  9.60
                                               ===========       =======      ========      ========      ========      ========
Total return(1)                                     0.69%(3)       (1.97)%       8.16%         7.85%         4.05%        14.81%
Ratios/supplemental data:
Net assets, end of period (thousands)          $ 128,348        $144,923     $180,628      $182,250      $208,552      $235,879
Ratio to average net assets of:
 Operating expenses                                 1.07%(2)        1.04%        1.00%         0.98%         1.03%         0.99%
 Net investment income                              6.05%(2)        5.62%        5.46%         5.63%         5.55%         6.01%
Portfolio turnover                                    87%(3)         112%         290%          377%          379%          178%


                                                                                CLASS B
                                            -------------------------------------------------------------------------------
                                               Six Months
                                                  Ended                           Year Ended October 31
                                                 4/30/00      -------------------------------------------------------------
                                               (Unaudited)        1999          1998        1997        1996        1995
Net asset value, beginning of period           $    8.97        $  9.77       $ 9.60      $ 9.45      $ 9.58      $ 8.86
Income from investment operations
 Net investment income (loss)                       0.21           0.51         0.52        0.47        0.44        0.48
 Net realized and unrealized gain (loss)           (0.18)         (0.78)        0.18        0.17        (0.14)      0.72
                                               ---------        -------       ------      ------      -------     ------
  Total from investment operations                  0.03          (0.27)        0.70        0.64        0.30        1.20
                                               ---------        -------       ------      ------      -------     ------
Less distributions
 Dividends from net investment income              (0.28)         (0.49)       (0.51)      (0.49)      (0.43)      (0.48)
 Dividends from net realized gains                    --             --           --          --          --          --
 In excess of net investment income                   --          (0.04)       (0.02)         --          --          --
                                               ---------        -------      -------     -------     -------     -------
  Total distributions                              (0.28)         (0.53)       (0.53)      (0.49)      (0.43)      (0.48)
                                               ---------        -------      -------     -------     -------     -------
Change in net asset value                          (0.25)         (0.80)        0.17        0.15       (0.13)      0.72
                                               ---------        -------      -------     -------     -------     -------
Net asset value, end of period                 $    8.72        $  8.97       $ 9.77      $ 9.60      $ 9.45      $ 9.58
                                               =========        =======      =======     =======     =======     =======
Total return(1)                                     0.33%(3)      (2.77)%       7.48%       6.94%       3.39%      13.82%
Ratios/supplemental data:
Net assets, end of period (thousands)          $   8,429        $11,737      $12,902     $ 5,321     $ 4,875     $ 3,655
Ratio to average net assets of:
 Operating expenses                                 1.82%(2)       1.79%        1.75%       1.71%       1.78%       1.73%
 Net investment income                              5.26%(2)       4.89%        4.74%       4.91%       4.79%       5.23%
Portfolio turnover                                    87%(3)        112%         290%        377%        379%        178%

                                                         CLASS C
                                            ----------------------------------
                                               Six Months           From
                                                  Ended           Inception
                                                 4/30/00         10/12/99 to
                                               (Unaudited)        10/31/99
Net asset value, beginning of period           $    8.99         $    8.96
Income from investment operations
 Net investment income (loss)                       0.23              0.03
 Net realized and unrealized gain (loss)           (0.20)             0.03
                                               ---------         ---------
  Total from investment operations                  0.03              0.06
                                               ---------         ---------
Less distributions
 Dividends from net investment income              (0.28)            (0.03)
 Dividends from net realized gains                    --                --
 In excess of net investment income                   --                --
                                               ---------         ---------
  Total distributions                              (0.28)            (0.03)
                                               ---------         ---------
Change in net asset value                          (0.25)             0.03
                                               ---------         ---------
Net asset value, end of period                 $    8.74         $    8.99
                                               =========         =========
Total return(1)                                     0.28%(3)          0.53%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)          $     185         $     101
Ratio to average net assets of:
 Operating expenses                                 1.82%(2)          1.37%(2)
 Net investment income                              5.37%(2)          4.97%(2)
Portfolio turnover                                    87%(3)           112%

(1) Maximum sales load is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.


                       See Notes to Financial Statements
6

Phoenix-Engemann Aggressive Growth Fund


                         INVESTMENTS AT APRIL 30, 2000
                                  (Unaudited)



                                                                                   SHARES                VALUE
                                                                            -------------------   ------------------
COMMON STOCKS--90.1%
Biotechnology -- 0.1%
Aclara Biosciences, Inc.(b) .............................................          25,000         $   953,125
                                                                                                  -----------
Broadcasting (Television, Radio & Cable) -- 4.6%
Clear Channel Communications, Inc.(b)                                             190,000          13,680,000
Hispanic Broadcasting Corp.(b) ..........................................          49,500           5,002,594
Univision Communications, Inc.
Class A(b) ..............................................................         105,000          11,471,250
                                                                                                  -----------
                                                                                                   30,153,844
                                                                                                  -----------
Communications Equipment--8.4%
CIENA Corp. (b) .........................................................         105,000          12,980,625
Comverse Technology, Inc. (b) ...........................................          80,000           7,135,000
Metawave Communications Corp. (b) .......................................         132,500           1,755,625
Next Level Communication, Inc. (b) ......................................         100,000           7,962,500
Spectrasite Holdings, Inc. (b) ..........................................         150,000           3,150,000
Sycamore Networks, Inc.(b) ..............................................          40,000           3,140,000
Tellabs, Inc. (b) .......................................................         170,000           9,318,125
Terayon Communication Systems,
Inc.(b) .................................................................          65,000           6,045,000
Ulticom, Inc. (b) .......................................................         100,000           3,300,000
                                                                                                  -----------
                                                                                                   54,786,875
                                                                                                  -----------
Computers (Hardware)--3.2%
Brocade Communications Systems,
Inc.(b) .................................................................         100,000          12,400,000
Copper Mountain Networks, Inc. (b) ......................................           5,000             416,875
Juniper Networks, Inc.(b) ...............................................          37,500           7,975,781
                                                                                                  -----------
                                                                                                   20,792,656
                                                                                                  -----------
Computers (Networking)--2.2%
Integrated Information Systems, Inc.(b)                                            37,500             255,469
Network Appliance, Inc. (b) .............................................         150,000          11,090,625
Websense, Inc. (b) ......................................................         100,000           3,250,000
                                                                                                  -----------
                                                                                                   14,596,094
                                                                                                  -----------
Computers (Software & Services)--21.0%
Agile Software Corp. (b) ................................................          80,000           2,965,000
Ariba, Inc. (b) .........................................................         100,000           7,418,750
Aspsecure.Com Corp. (b)(c) ..............................................         250,000             812,500
BEA Systems, Inc. (b) ...................................................         900,000          43,425,000
Epiphany, Inc. (b) ......................................................          20,000           1,321,250
Exodus Communications, Inc. (b) .........................................          80,000           7,075,000
Inktomi Corp. (b) .......................................................          30,000           4,618,125
Keynote Systems, Inc. (b) ...............................................          90,000           4,038,750
LivePerson, Inc. (b) ....................................................         400,000           2,500,000
Network Solutions, Inc. (b) .............................................          50,000           7,400,000



                                                                                   SHARES                VALUE
                                                                            -------------------   ------------------
Computers (Software & Services)--continued
PC-Tel, Inc. (b) ........................................................          50,000         $ 1,675,000
Peregrine Systems, Inc. (b) .............................................         225,000           5,414,062
Predictive Systems, Inc. (b) ............................................          62,500           2,945,312
Sapient Corp. (b) .......................................................          60,000           4,751,250
Software Technologies Corp. (b) .........................................         300,000           5,362,500
VERITAS Software Corp. (b) ..............................................         220,000          23,598,437
i2 Technologies, Inc. (b) ...............................................          85,000          10,986,250
                                                                                                  -----------
                                                                                                  136,307,186
                                                                                                  -----------
Electrical Equipment--2.2%
Flextronics International Ltd. (b) ......................................         118,000           8,289,500
Sanmina Corp. (b) .......................................................         100,000           6,006,250
                                                                                                  -----------
                                                                                                   14,295,750
                                                                                                  -----------
Electronics (Instrumentation)--0.8%
Caliper Technologies Corp. (b) ..........................................          25,000             937,500
Rudolph Technologies, Inc. (b) ..........................................         140,000           4,252,500
                                                                                                  -----------
                                                                                                    5,190,000
                                                                                                  -----------
Electronics (Semiconductors)--25.6%
Analog Devices, Inc. (b) ................................................         125,000           9,601,563
Applied Micro Circuits Corp. (b) ........................................         282,000          36,342,750
Conexant Systems, Inc. (b) ..............................................         210,000          12,573,750
Intersil Holding Corp. (b) ..............................................         125,000           4,375,000
JDS Uniphase Corp. (b) ..................................................         270,000          28,012,500
Maxim Integrated Products, Inc. (b) .....................................         200,000          12,962,500
Micrel, Inc. (b) ........................................................         130,000          11,245,000
SDL, Inc. (b) ...........................................................          76,000          14,820,000
Silcon Storage Technology, Inc. (b) .....................................         100,000           9,750,000
Xilinx, Inc. (b) ........................................................         370,000          27,102,500
                                                                                                  -----------
                                                                                                  166,785,563
                                                                                                  -----------
Equipment (Semiconductors)--9.8%
Applied Materials, Inc. (b) .............................................         150,000          15,271,875
KLA-Tencor Corp. (b) ....................................................         210,000          15,723,750
Novellus Systems, Inc. (b) ..............................................         200,000          13,337,500
Teradyne, Inc. (b) ......................................................         175,000          19,250,000
                                                                                                  -----------
                                                                                                   63,583,125
                                                                                                  -----------
Financial (Diversified)--0.6%
Pinnacle Holdings, Inc. (b) .............................................          75,000           4,214,063
                                                                                                  -----------
Health Care (Generic and Other)--0.4%
Mylan Laboratories, Inc. ................................................         100,000           2,837,500
                                                                                                  -----------
Investment Banking/Brokerage--2.2%
E*TRADE Group, Inc. (b) .................................................         350,000           7,525,000
Lehman Brothers Holdings, Inc. ..........................................          80,000           6,565,000
                                                                                                  -----------
                                                                                                   14,090,000
                                                                                                  -----------

                       See Notes to Financial Statements

Phoenix-Engemann Aggressive Growth Fund



                                                SHARES         VALUE
                                              ---------   --------------
Manufacturing (Specialized)--2.0%
Jabil Circuit, Inc. (b) ...................    310,000     $ 12,690,625
                                                           ------------
Photography/Imaging--0.5%
In Focus Systems, Inc. (b) ................    100,000        2,993,750
                                                           ------------
Services (Commercial & Consumer)--1.8%
Corporate Executive Board Co. (The) (b)         75,000        4,406,250
Universal Access, Inc. (b) ................    250,000        5,125,000
i3 Mobile, Inc. (b) .......................    100,000        1,875,000
                                                           ------------
                                                             11,406,250
                                                           ------------
Telecommunications (Cellular/Wireless)--1.9%
Dobson Communications Corp. Class A (b) ...    115,000        2,946,875
Sprint Corp. (PCS Group) (b) ..............    170,000        9,350,000
                                                           ------------
                                                             12,296,875
                                                           ------------
Telecommunications (Long Distance)--2.8%
Allegiance Telecom, Inc. (b) ..............     37,500        2,653,125
McLeodUSA, Inc. Class A (b) ...............    240,000        6,000,000
Qwest Communications International,
  Inc. (b) ................................    105,000        4,554,375
WinStar Communications, Inc. (b) ..........    127,500        5,084,063
                                                           ------------
                                                             18,291,563
-----------------------------------------------------------------------
Total Common Stocks
(Identified cost $323,888,485)                              586,264,844
-----------------------------------------------------------------------
FOREIGN COMMON STOCKS--0.9%
Telecommunications (Long Distance) -- 0.9%
Global Crossing Ltd. (Bermuda) (b) ........    186,000        5,859,000
-----------------------------------------------------------------------
Total Foreign Common Stocks
(Identified cost $8,285,870)                                  5,859,000
-----------------------------------------------------------------------
Total Long-Term Investments--91.0%
(Identified cost $332,174,355)                              592,123,844
-----------------------------------------------------------------------

                                           STANDARD      PAR
                                           & POOR'S     VALUE
                                            RATING      (000)            VALUE
                                          ----------  ---------  --------------------
SHORT-TERM OBLIGATIONS--9.6%
Commercial Paper -- 7.9%
Albertson's, Inc. 6.01%, 5/1/00 ........      A-1      $5,000      $    5,000,000
Greenwich Funding Corp. 6.10%,
5/1/00 .................................     A-1+       5,002           5,002,000
Goldman Sachs & Co. 5.91%, 5/3/00 ......     A-1+         935             934,722
Lexington Parker Capital Co. LLC
6.06%, 5/3/00 ..........................      A-1       6,140           6,137,933
American Home Products Corp. 6.04%,
5/8/00 .................................      A-1       5,000           4,994,128
Albertson's, Inc. 6.01%, 5/9/00 ........      A-1       5,000           4,993,322
SBC Communications, Inc. 6.01%,
5/9/00 .................................     A-1+       3,200           3,195,726
Kimberly-Clark Corp. 6%, 5/23/00 .......     A-1+       5,000           4,981,667
Kimberly-Clark Corp. 6.03%, 5/25/00 ....     A-1+       1,600           1,593,568
SBC Communications, Inc. 6.05%,
5/26/00 ................................     A-1+       5,000           4,978,993
Potomac Electric Power Co. 6.02%,
5/30/00 ................................     A-1+       4,900           4,876,238
Special Purpose Accounts Receivable
Cooperative Corp. 6.10%, 5/31/00 .......     A-1+       4,615           4,591,123
                                                                   --------------
                                                                       51,279,420
                                                                   --------------
Federal Agency Securities -- 1.7%
FHLMC Discount Note 5.91%, 5/2/00 ......                5,000           4,999,179
Freddie Mac Discount Note 5.96%,
  5/17/00 ..............................                5,905           5,889,358
                                                                   --------------
                                                                       10,888,537
                                                                   --------------
---------------------------------------------------------------------------------
Total Short-Term Obligations
(Identified cost $62,168,344)                                          62,167,957
---------------------------------------------------------------------------------
Total Investments--100.6%
(Identified cost $394,342,699)                                        654,291,801(a)
Cash and receivables, less liabilities--(0.6%)                         (3,609,739)
                                                                   --------------
NET ASSETS--100.0%                                                 $  650,682,062
                                                                   ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $281,567,354 and gross depreciation of $21,618,252 for federal income tax purposes. At April 30, 2000, the aggregate cost of securities for federal income tax purposes was $394,342,699.
(b) Non-income producing.

(c) Private placement. Security valued at fair value as determined in good faith by or under the direction of the Trustees.

                       See Notes to Financial Statements
8

Phoenix-Engemann Aggressive Growth Fund



                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2000
                                  (Unaudited)

 Assets
 Investment securities at value (identified cost
 $394,342,699)                                                $654,291,801
 Short-term investments held as collateral for loaned
   securities                                                   20,617,296
 Cash                                                               15,191
 Receivables
      Investment securities sold                                 1,803,794
      Fund shares sold                                             792,365
 Prepaid expenses                                                    3,441
                                                              ------------
           Total assets                                        677,523,888
                                                              ------------
 Liabilities
 Payables
      Collateral on securities loaned                           20,617,296
      Investment securities purchased                            4,800,313
      Fund shares repurchased                                      805,320
      Investment advisory fee                                      361,531
      Distribution fee                                             161,335
      Transfer agent fee                                            35,099
      Financial agent fee                                           33,367
      Trustees' fee                                                  6,165
 Accrued expenses                                                   21,400
                                                              ------------
      Total liabilities                                         26,841,826
                                                              ------------
 Net Assets                                                   $650,682,062
                                                              ============
 Net Assets Consist of:
 Capital paid in on shares of beneficial interest             $342,064,524
 Undistributed net investment loss                              (1,363,733)
 Accumulated net realized gain                                  50,032,169
 Net unrealized appreciation                                   259,949,102
                                                              ------------
 Net Assets                                                   $650,682,062
                                                              ============
 Class A
 Shares of beneficial interest outstanding, $1 par value,
    unlimited authorization (Net Assets $596,213,580)           19,000,866
 Net asset value per share                                    $      31.38
 Offering price per share $31.38/(1-5.75%)                    $      33.29

 Class B
 Shares of beneficial interest outstanding, $1 par value,
    unlimited authorization (Net Assets $54,468,482)             1,836,633
 Net asset value and offering price per share                 $      29.66

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2000
                                  (Unaudited)

 Investment Income
 Interest                                                   $  1,874,837
 Dividends                                                       107,970
 Security lending                                                232,963
                                                            ------------
 Total investment income                                       2,215,770
                                                            ------------
 Expenses
 Investment advisory fee                                       2,163,042
 Distribution fee, Class A                                       714,417
 Distribution fee, Class B                                       232,392
 Financial agent fee                                             180,275
 Transfer agent                                                  201,269
 Printing                                                         31,497
 Custodian                                                        19,910
 Trustees                                                         12,250
 Professional                                                     11,792
 Registration                                                     11,150
 Miscellaneous                                                     8,958
                                                            ------------
   Total expenses                                              3,586,952
   Custodian fees paid indirectly                                 (7,449)
                                                            ------------
   Net expenses                                                3,579,503
                                                            ------------
 Net investment loss                                          (1,363,733)
                                                            ------------
 Net Realized and Unrealized Gain (Loss) on
   Investments
 Net realized gain on securities                              50,579,444
 Net change in unrealized appreciation (depreciation) on
   investments                                               111,090,722
                                                            ------------
 Net gain on investments                                     161,670,166
                                                            ------------
 Net increase in net assets resulting from
   operations                                               $160,306,433
                                                            ============





                       See Notes to Financial Statements

Phoenix-Engemann Aggressive Growth Fund


                      STATEMENT OF CHANGES IN NET ASSETS




                                                                                     Six Months
                                                                                        Ended
                                                                                       4/30/00          Year Ended
                                                                                     (Unaudited)         10/31/99
                                                                                  ----------------   ----------------
From Operations
 Net investment income (loss)                                                      $   (1,363,733)    $   (1,493,317)
 Net realized gain (loss)                                                              50,579,444         57,892,284
 Net change in unrealized appreciation (depreciation)                                 111,090,722        124,594,176
                                                                                   --------------     --------------
 Increase (decrease) in net assets resulting from operations                          160,306,433        180,993,143
                                                                                   --------------     --------------
From Distributions to Shareholders
 Net realized gains, Class A                                                          (46,796,438)                --
 Net realized gains, Class B                                                           (3,625,625)                --
                                                                                   --------------     --------------
 Decrease in net assets from distributions to shareholders                            (50,422,063)                --
                                                                                   --------------     --------------
From Share Transactions
Class A
 Proceeds from sales of shares (6,002,080 and 7,232,280 shares, respectively)         193,718,377        150,541,641
 Net asset value of shares issued from reinvestment of distributions
  (1,457,977 and 0 shares, respectively)                                               43,928,841                 --
 Cost of shares repurchased (3,877,153 and 8,007,207 shares, respectively)           (123,410,602)      (164,237,986)
                                                                                   --------------     --------------
Total                                                                                 114,236,616        (13,696,345)
                                                                                   --------------     --------------
Class B
 Proceeds from sales of shares (863,689 and 640,281 shares, respectively)              26,746,537         12,823,475
 Net asset value of shares issued from reinvestment of distributions
  (119,474 and 0 shares, respectively)                                                  3,410,996                 --
 Cost of shares repurchased (314,809 and 546,304 shares, respectively)                 (9,357,168)       (10,666,072)
                                                                                   --------------     --------------
Total                                                                                  20,800,365          2,157,403
                                                                                   --------------     --------------
 Increase (decrease) in net assets from share transactions                            135,036,981        (11,538,942)
                                                                                   --------------     --------------
 Net increase (decrease) in net assets                                                244,921,351        169,454,201
Net Assets
 Beginning of period                                                                  405,760,711        236,306,510
                                                                                   --------------     --------------
 End of period [including undistributed net investment income (loss) of
  ($1,363,733) and $0, respectively]                                               $  650,682,062     $  405,760,711
                                                                                   ==============     ==============



                       See Notes to Financial Statements
10

Phoenix-Engemann Aggressive Growth Fund


                             FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)

                                                             CLASS A
                                            -----------------------------------------
                                                  Six Months
                                                     Ended
                                                                    Year Ended October
                                                                           31
                                                    4/30/00         -----------------
                                                  (Unaudited)              1999
Net asset value, beginning of period            $     24.54            $   13.72
Income from investment operations(3)
 Net investment income (loss)                         (0.06)(2)            (0.08)(2)
 Net realized and unrealized gain (loss)               9.81                10.90
                                                -----------            -----------
  Total from investment operations                     9.75                10.82
                                                -----------            -----------
Less distributions
 Dividends from net investment income                    --                   --
 Dividends from net realized gains                    (2.91)                  --
 In excess of net investment income                      --                   --
                                                -----------            -----------
  Total distributions                                 (2.91)                  --
                                                -----------            -----------
Change in net asset value                              6.84                10.82
                                                -----------            -----------
Net asset value, end of period                  $     31.38            $   24.54
                                                ===========            ===========
Total return(1)                                       40.17%(6)            78.94%
Ratios/supplemental data:
Net assets, end of period (thousands)           $   596,214            $ 378,427
Ratio to average net assets of:
 Operating expenses                                    1.10%(5)(7)          1.19%(4)
 Net investment income                                (0.38)%(5)           (0.41)%
Portfolio turnover                                       82%(6)              167%

                                                                         CLASS A
                                            ------------------------------------------------------------------
                                                                  Year Ended October 31
                                            ------------------------------------------------------------------
                                                1998            1997              1996              1995
Net asset value, beginning of period          $  17.20       $   16.84         $   16.51         $   13.33
Income from investment operations(3)
 Net investment income (loss)                   (0.03)           (0.08)(2)         (0.13)(2)          0.06 (2)
 Net realized and unrealized gain (loss)         0.04             2.95              2.64              4.21
                                              --------       ---------         ---------         ------------
  Total from investment operations               0.01             2.87              2.51              4.27
                                              --------       ---------         ---------         ------------
Less distributions
 Dividends from net investment income              --               --             (0.02)            (0.19)
 Dividends from net realized gains              (3.46)           (2.51)            (2.16)            (0.90)
 In excess of net investment income             (0.03)              --                --                --
                                              --------       ---------         ---------         ------------
  Total distributions                           (3.49)           (2.51)            (2.18)            (1.09)
                                              --------       ---------         ---------         ------------
Change in net asset value                       (3.48)            0.36              0.33              3.18
                                              --------       ---------         ---------         ------------
Net asset value, end of period                $  13.72       $   17.20         $   16.84         $   16.51
                                              ========       =========         =========         ============
Total return(1)                                  0.38%           19.67%            17.43%            35.14%
Ratios/supplemental data:
Net assets, end of period (thousands)         $222,149       $ 246,002         $ 233,488         $ 180,288
Ratio to average net assets of:
 Operating expenses                              1.21%            1.20%             1.20%             1.29%
 Net investment income                          (0.18)%          (0.53)%           (0.81)%            0.43%
Portfolio turnover                                176%             518%              401%              331%

                                                            CLASS B
                                            ----------------------------------------
                                                                       Year Ended
                                                  Six Months             October
                                                     Ended                 31
                                                    4/30/00         ----------------
                                                  (Unaudited)             1999
Net asset value, beginning of period            $     23.40            $   13.18
Income from investment operations(3)
 Net investment income (loss)                         (0.18)(2)            (0.22)(2)
 Net realized and unrealized gain (loss)               9.35                10.44
                                                -----------            ---------
  Total from investment operations                     9.17                10.22
                                                -----------            ---------
Less distributions
 Dividends from net investment income                    --                   --
 Dividends from net realized gains                    (2.91)                  --
 In excess of net investment income                      --                   --
                                                -----------            ---------
  Total distributions                                 (2.91)                  --
                                                -----------            ---------
Change in net asset value                              6.26                10.22
                                                -----------            ---------
Net asset value, end of period                  $     29.66            $   23.40
                                                ===========            =========
Total return(1)                                       39.68%(6)            77.54%
Ratios/supplemental data:
Net assets, end of period (thousands)           $    54,468            $  27,334
Ratio to average net assets of:
 Operating expenses                                    1.85%(5)(7)          1.94%(4)
 Net investment income                                (1.13)%(5)           (1.16)%
Portfolio turnover                                       82%(6)              167%


                                                                         CLASS B
                                            ------------------------------------------------------------------
                                                                  Year Ended October 31
                                            ------------------------------------------------------------------
                                                1998            1997              1996              1995
Net asset value, beginning of period         $ 16.76         $   16.57         $   16.38         $   13.31
Income from investment operations(3)
 Net investment income (loss)                 (0.12)             (0.20)(2)         (0.25)(2)         (0.12)(2)
 Net realized and unrealized gain (loss)       0.03               2.90              2.60              4.26
                                             -------         ---------         ---------         ---------
  Total from investment operations            (0.09)              2.70              2.35              4.14
                                             -------         ---------         ---------         ---------
Less distributions
 Dividends from net investment income            --                 --                --             (0.17)
 Dividends from net realized gains            (3.46)             (2.51)            (2.16)            (0.90)
 In excess of net investment income           (0.03)                --                --                --
                                             -------         ---------         ---------         ---------
  Total distributions                         (3.49)             (2.51)            (2.16)            (1.07)
                                             -------         ---------         ---------         ---------
Change in net asset value                     (3.58)              0.19              0.19              3.07
                                             -------         ---------         ---------         ---------
Net asset value, end of period               $ 13.18         $   16.76         $   16.57         $   16.38
                                             =======         =========         =========         =========
Total return(1)                               (0.28)%            16.70%            16.52%            34.15%
Ratios/supplemental data:
Net assets, end of period (thousands)        $14,157         $  13,611         $  10,466         $   2,393
Ratio to average net assets of:
 Operating expenses                            1.96%              1.96%             1.95%             2.04%
 Net investment income                        (0.93)%            (1.28)%           (1.57)%           (0.83)%
Portfolio turnover                              176%               518%              401%              331%



(1) Maximum sales load is not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(4) The ratio of operating expenses to average net assets excludes the effect of expenses offsets for custodian fees; if expense offsets were included, the ratio would be 1.18% and 1.93% for Class A and Class B, respectively.
(5) Annualized.
(6) Not Annualized.
(7) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.


                       See Notes to Financial Statements

Phoenix-Engemann Capital Growth Fund


                         INVESTMENTS AT APRIL 30, 2000
                                  (Unaudited)




                                                                                    SHARES                 VALUE
                                                                            ---------------------   ------------------
COMMON STOCKS--92.5%
Banks (Major Regional)--0.6%
Wells Fargo & Co. .......................................................           500,000        $ 20,531,250
                                                                                                   ------------
Biotechnology--0.5%
Amgen, Inc.(b) ..........................................................           200,000          11,200,000
Immunex Corp.(b) ........................................................           120,000           4,725,000
                                                                                                   ------------
                                                                                                     15,925,000
                                                                                                   ------------
Broadcasting (Television, Radio & Cable)--3.6%
AT&T Corp.- Liberty Media Group
Class A(b) ..............................................................         1,250,000          62,421,875
CBS Corp.(b) ............................................................           333,500          19,593,125
Clear Channel Communications, Inc.(b) ...................................           500,000          36,000,000
                                                                                                   ------------
                                                                                                    118,015,000
                                                                                                   ------------
Communications Equipment--2.5%
Lucent Technologies, Inc. ...............................................           590,000          36,690,625
QUALCOMM, Inc.(b) .......................................................           100,000          10,843,750
Sycamore Networks, Inc.(b) ..............................................           120,000           9,420,000
Tellabs, Inc.(b) ........................................................           450,000          24,665,625
                                                                                                   ------------
                                                                                                     81,620,000
                                                                                                   ------------
Computers (Hardware)--4.1%
Dell Computer Corp.(b) ..................................................           798,300          40,014,787
Sun Microsystems, Inc.(b) ...............................................         1,000,000          91,937,500
                                                                                                   ------------
                                                                                                    131,952,287
                                                                                                   ------------
Computers (Networking)--4.7%
Cisco Systems, Inc.(b) ..................................................         2,200,000         152,521,875
                                                                                                   ------------
Computers (Peripherals)--4.3%
EMC Corp.(b) ............................................................         1,000,000         138,937,500
                                                                                                   ------------
Computers (Software & Services)--14.6%
America Online, Inc.(b) .................................................           748,400          44,763,675
BEA Systems, Inc.(b) ....................................................         1,620,000          78,165,000
BMC Software, Inc.(b) ...................................................           600,000          28,087,500
Exodus Communications, Inc.(b) ..........................................           110,000           9,728,125
Microsoft Corp.(b) ......................................................           450,000          31,387,500
Oracle Corp.(b) .........................................................         1,600,000         127,900,000
Peregrine Systems, Inc.(b) ..............................................           340,000           8,181,250
Sapient Corp.(b) ........................................................           100,000           7,918,750
Siebel Systems, Inc.(b) .................................................           250,000          30,718,750
VERITAS Software Corp.(b) ...............................................           400,000          42,906,250
Yahoo!, Inc.(b) .........................................................           180,000          23,445,000
i2 Technologies, Inc.(b) ................................................           310,000          40,067,500
                                                                                                   ------------
                                                                                                    473,269,300
                                                                                                   ------------



                                                                                    SHARES                 VALUE
                                                                            ---------------------   ------------------
Electrical Equipment--4.8%
Flextronics International Ltd.(b) .......................................           350,000        $ 24,587,500
General Electric Co. ....................................................           650,000         102,212,500
Sanmina Corp.(b) ........................................................           250,000          15,015,625
Solectron Corp.(b) ......................................................           294,000          13,762,875
                                                                                                   ------------
                                                                                                    155,578,500
                                                                                                   ------------
Electronics (Semiconductors)--13.9%
Celestica, Inc.(b) ......................................................           350,000          19,096,875
Conexant Systems, Inc.(b) ...............................................           550,000          32,931,250
E-Tek Dynamics, Inc.(b) .................................................            40,000           8,190,000
Intel Corp. .............................................................           950,000         120,471,875
JDS Uniphase Corp.(b) ...................................................           200,000          20,750,000
Maxim Integrated Products, Inc. (b) .....................................           450,000          29,165,625
SDL, Inc.(b) ............................................................           140,000          27,300,000
Texas Instruments, Inc. .................................................           750,000         122,156,250
Xilinx, Inc.(b) .........................................................           975,000          71,418,750
                                                                                                   ------------
                                                                                                    451,480,625
                                                                                                   ------------
Entertainment--1.5%
Time Warner, Inc. .......................................................           550,000          49,465,625
                                                                                                   ------------
Equipment (Semiconductors)--3.3%
Applied Materials, Inc.(b) ..............................................           550,000          55,996,875
KLA-Tencor Corp.(b) .....................................................           300,000          22,462,500
Teradyne, Inc.(b) .......................................................           250,000          27,500,000
                                                                                                   ------------
                                                                                                    105,959,375
                                                                                                   ------------
Financial (Diversified)--4.7%
American Express Co. ....................................................           250,000          37,515,625
Citigroup, Inc. .........................................................         1,500,000          89,156,250
Morgan Stanley Dean Witter & Co. ........................................           350,000          26,862,500
                                                                                                   ------------
                                                                                                    153,534,375
                                                                                                   ------------
Health Care (Diversified)--2.4%
Bristol-Myers Squibb Co. ................................................           500,000          26,218,750
Warner-Lambert Co. ......................................................           440,000          50,077,500
                                                                                                   ------------
                                                                                                     76,296,250
                                                                                                   ------------
Health Care (Drugs-Major Pharmaceuticals)--4.5%
Genentech, Inc.(b) ......................................................           200,000          23,400,000
Merck & Co., Inc. .......................................................           450,000          31,275,000
Pfizer, Inc. ............................................................         1,946,100          81,979,462
Pharmacia Corp. .........................................................           178,500           8,913,844
                                                                                                   ------------
                                                                                                    145,568,306
                                                                                                   ------------

                       See Notes to Financial Statements
12

                     Phoenix-Engemann Capital Growth Fund




                                                                                    SHARES                 VALUE
                                                                            ----------------------   -----------------
Health Care (Medical Products & Supplies)--1.1%
Medtronic, Inc. .........................................................            700,000         $  36,356,250
                                                                                                     -------------
Investment Banking/Brokerage--1.8%
Goldman Sachs Group, Inc. (The) .........................................            250,000            23,312,500
Merrill Lynch & Co., Inc. ...............................................            350,000            35,678,125
                                                                                                     -------------
                                                                                                        58,990,625
                                                                                                     -------------
Manufacturing (Diversified)--2.8%
Tyco International Ltd. .................................................          1,300,000            59,718,750
United Technologies Corp. ...............................................            500,000            31,093,750
                                                                                                     -------------
                                                                                                        90,812,500
                                                                                                     -------------
Natural Gas--0.2%
Coastal Corp. (The) .....................................................            104,280             5,233,552
                                                                                                     -------------
Oil & Gas (Drilling & Equipment)--1.4%
Halliburton Co. .........................................................            400,000            17,675,000
Schlumberger Ltd. .......................................................            375,000            28,710,937
                                                                                                     -------------
                                                                                                        46,385,937
                                                                                                     -------------
Oil & Gas (Exploration & Production)--1.1%
Burlington Resources, Inc. ..............................................            450,000            17,690,625
Unocal Corp. ............................................................            500,000            16,156,250
                                                                                                     -------------
                                                                                                        33,846,875
                                                                                                     -------------
Oil (International Integrated)--1.0%
Exxon Mobil Corp. .......................................................            400,000            31,075,000
                                                                                                     -------------
Retail (Building Supplies)--1.7%
Home Depot, Inc. (The) ..................................................          1,000,000            56,062,500
                                                                                                     -------------
Retail (Department Stores)--0.6%
Kohl's Corp.(b) .........................................................            420,000            20,160,000
                                                                                                     -------------
Retail (Drug Stores)--0.4%
Walgreen Co. ............................................................            500,000            14,062,500
                                                                                                     -------------
Retail (General Merchandise)--2.7%
Costco Wholesale Corp.(b) ...............................................            300,000            16,218,750
Target Corp. ............................................................            245,000            16,307,813
Wal-Mart Stores, Inc. ...................................................          1,000,000            55,375,000
                                                                                                     -------------
                                                                                                        87,901,563
                                                                                                     -------------



                                                                                    SHARES                 VALUE
                                                                            ----------------------   -----------------
Services (Advertising/Marketing)--0.8%
Interpublic Group of Companies, Inc.
(The) ...................................................................            615,000         $  25,215,000
                                                                                                     -------------
Services (Commercial & Consumer)--0.2%
Universal Access, Inc.(b) ...............................................            225,000             4,612,500
                                                                                                     -------------
Services (Computer Systems)--1.5%
Electronic Data Systems Corp. ...........................................            710,000            48,812,500
                                                                                                     -------------
Telecommunications (Cellular/Wireless)--1.0%
AT&T Wireless Group(b) ..................................................            218,225             6,942,283
Sprint Corp. (PCS Group)(b) .............................................            300,000            16,500,000
VoiceStream Wireless Corp.(b) ...........................................             80,000             7,920,000
                                                                                                     -------------
                                                                                                        31,362,283
                                                                                                     -------------
Telecommunications (Long Distance)--3.0%
MCI WorldCom, Inc.(b) ...................................................          1,400,000            63,612,500
Qwest Communications International,
Inc.(b) .................................................................            800,000            34,700,000
                                                                                                     -------------
                                                                                                        98,312,500
                                                                                                     -------------
Telephone--1.2%
Bell Atlantic Corp. .....................................................             90,000             5,332,500
BellSouth Corp. .........................................................            300,000            14,606,250
SBC Communications, Inc. ................................................            425,000            18,620,313
                                                                                                     -------------
                                                                                                        38,559,063
                                                                                                     -------------
------------------------------------------------------------------------------------------------------------------
Total Common Stocks
(Identified cost $1,873,387,415)                                                                     2,998,416,416
------------------------------------------------------------------------------------------------------------------
FOREIGN COMMON STOCKS--2.0%
Communications Equipment--1.7%
Nokia Oyj Sponsored ADR (Finland) .......................................            600,000            34,125,000
Nortel Networks Corp. (Canada) ..........................................            200,000            22,650,000
                                                                                                     -------------
                                                                                                        56,775,000
                                                                                                     -------------
Telecommunications (Long Distance)--0.3%
Global Crossing Ltd. (Bermuda)(b) .......................................            300,000             9,450,000
------------------------------------------------------------------------------------------------------------------
Total Foreign Common Stocks
(Identified cost $58,363,090)                                                                           66,225,000
------------------------------------------------------------------------------------------------------------------
Total Long-Term Investments--94.5%
(Identified cost $1,931,750,505)                                                                     3,064,641,416
------------------------------------------------------------------------------------------------------------------



                       See Notes to Financial Statements

                     Phoenix-Engemann Capital Growth Fund




                                           STANDARD      PAR
                                           & POOR'S     VALUE
                                            RATING      (000)             VALUE
                                          ----------  ---------  ----------------------
SHORT-TERM OBLIGATIONS--6.3%
Commercial Paper--5.6%
AT&T Corp. 6%, 5/1/00 ..................    A-1+       $ 5,000      $   5,000,000
Albertson's, Inc. 6.01%, 5/1/00 ........    A-1          5,000          5,000,000
Koch Industries, Inc. 6.04%, 5/1/00 ....    A-1+        14,590         14,590,000
Marsh USA, Inc. 6%, 5/2/00 .............    A-1+         3,000          2,999,500
Vermont American Corp. 6%, 5/2/00           A-1+         4,640          4,639,227
Goldman Sachs & Co. 5.91%, 5/3/00           A-1+         5,000          4,998,358
Gannett Co., Inc. 6%, 5/4/00 ...........    A-1+         5,560          5,557,220
Corporate Asset Funding Co., Inc.
6.06%, 5/5/00 ..........................    A-1+        10,000          9,993,267
American Home Products Corp.
6.04%, 5/8/00 ..........................    A-1          5,000          4,994,128
Albertson's, Inc. 6.01%, 5/9/00 ........    A-1          5,000          4,993,322
Greenwich Funding Corp. 6.05%,
5/10/00 ................................    A-1+           680            678,972
Vermont American Corp. 6%,
5/10/00 ................................    A-1+         5,000          4,992,500
Merrill Lynch & Co., Inc. 6.03%,
5/11/00 ................................    A-1+         8,450          8,435,846
Dupont (E.I.) de Nemours & Co. 6%,
5/18/00 ................................    A-1+         4,800          4,786,400
Special Purpose Accounts Receivable
Cooperative Corp. 6.10%, 5/19/00 .......    A-1          3,000          2,990,850
Asset Securitization Corp. 6.05%,
5/22/00 ................................    A-1+         3,600          3,587,295
Enterprise Funding Corp. 6.17%,
5/22/00 ................................    A-1+        10,000          9,964,008
Kimberly-Clark Corp. 6%, 5/23/00 .......    A-1+         5,000          4,981,667
Pitney Bowes, Inc. 6.01%, 5/23/00 ......    A-1+         5,000          4,981,636
Dupont (E.I.) de Nemours & Co. 6%,
5/24/00 ................................    A-1+         2,495          2,485,436
Enterprise Funding Corp. 6.08%,
5/24/00 ................................    A-1+           635            632,533
General Electric Capital Corp. 6.01%,
5/24/00 ................................    A-1+         5,000          4,980,801
Kimberly-Clark Corp. 6.01%, 5/25/00         A-1+         5,000          4,979,967
SBC Communications, Inc. 6.05%,
5/26/00 ................................    A-1+         5,000          4,978,993
Potomac Electric Power Co. 6.02%,
5/30/00 ................................    A-1+         5,000          4,975,753
Wal-Mart Stores, Inc. 6.02%,
5/31/00 ................................    A-1+         9,000          8,954,850
Coca-Cola Co. 6.05%, 6/2/00 ............    A-1          2,500          2,486,556



                                           STANDARD      PAR
                                           & POOR'S     VALUE
                                            RATING      (000)             VALUE
                                          ----------  ---------  ----------------------
Commercial Paper--continued
American Home Products Corp.
6.02%, 6/5/00 ..........................    A-1        $ 5,000      $   4,970,736
Lexington Parker Capital Co. LLC
6.12%, 6/5/00 ..........................    A-1          5,000          4,970,250
SBC Communications, Inc. 6.10%,
6/8/00 .................................    A-1+         1,953          1,940,425
BellSouth Telecommunications, Inc.
6.08%, 6/9/00 ..........................    A-1+        10,000          9,934,133
Wal-Mart Stores, Inc. 6.04%,
6/13/00 ................................    A-1+         4,955          4,919,252
Special Purpose Accounts Receivable
Cooperative Corp. 6.16%, 6/19/00 .......    A-1+         5,000          4,958,078
General Electric Capital Corp. 6.04%,
6/29/00 ................................    A-1+         3,800          3,762,384
Preferred Receivables Funding Corp.
6.17%, 9/14/00 .........................    A-1          2,500          2,441,728
                                                                    -------------
                                                                      180,536,071
                                                                    -------------
Federal Agency Securities--0.7%
Fannie Mae Discount Note 5.93%,
5/16/00 ................................                 5,000          4,987,646
FHLMC Discount Note 5.96%,
5/30/00 ................................                 5,000          4,975,994
FHLMC Discount Note 6.05%,
6/15/00 ................................                 3,475          3,448,720
FHLMC Discount Note 6.025%,
6/20/00 ................................                 5,000          4,958,160
FHLMC Discount Note 5.973%,
6/22/00 ................................                 5,000          4,956,862
                                                                 ----------------
                                                                       23,327,382
                                                                 ----------------
---------------------------------------------------------------------------------
Total Short-Term Obligations
(Identified cost $203,863,453)                                        203,863,453
---------------------------------------------------------------------------------
Total Investments--100.8%
(Identified cost $2,135,613,958)                                    3,268,504,869(a)
Cash and receivables, less liabilities--(0.8%)
                                                                      (26,921,174)
                                                                 ----------------
NET ASSETS--100.0%                                                 $3,241,583,695
                                                                 ================

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,206,333,136 and gross depreciation of $73,535,232 for federal income tax purposes. At April 30, 2000, the aggregate cost of securities for federal income tax purposes was $2,135,706,965.
(b) Non-income producing.


                       See Notes to Financial Statements.
14

Phoenix-Engemann Capital Growth Fund



                      STATEMENT OF ASSETS AND LIABILITIES
                                APRIL 30, 2000
                                  (Unaudited)

Assets
Investment securities at value
  (Identified cost $2,135,613,958)                          $3,268,504,869
Short-term investments held as collateral
  for loaned securities                                         39,378,044
Cash                                                                52,932
Receivables
     Fund shares sold                                              608,211
     Investment securities sold                                  2,859,585
     Interest and dividends                                        855,019
Prepaid expenses                                                    33,465
                                                            --------------
         Total assets                                        3,312,292,125
                                                            --------------
Liabilities
Payables
     Collateral on securities loaned                            39,378,044
     Fund shares repurchased                                     2,707,673
     Investment securities purchased                            25,542,490
     Investment advisory fee                                     1,700,916
     Distribution fee                                              724,955
     Transfer agent fee                                            419,839
     Financial agent fee                                            60,842
     Trustees' fee                                                   6,165
Accrued expenses                                                   167,506
                                                            --------------
    Total liabilities                                           70,708,430
                                                            --------------
Net Assets                                                  $3,241,583,695
                                                            ==============
Net Assets Consist of:
Capital paid in on shares of beneficial interest            $1,906,099,099
Undistributed net investment loss                               (7,459,913)
Accumulated net realized gain                                  210,053,598
Net unrealized appreciation                                  1,132,890,911
                                                            --------------
Net Assets                                                  $3,241,583,695
                                                            ==============
Class A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $3,130,194,588)          100,251,368
Net asset value per share                                   $        31.22
Offering price per share $31.22/(1-5.75%)                   $        33.12
Class B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $111,389,107)              3,712,086
Net asset value and offering price per share                $        30.01

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2000
                                  (Unaudited)


Investment Income
Dividends                                                   $  5,826,486
Interest                                                       3,836,872
Security lending                                                 211,138
Foreign taxes withheld                                           (21,382)
                                                            ------------
    Total investment income                                    9,853,114
                                                            ------------
Expenses
Investment advisory fee                                       10,408,020
Distribution fee, Class A                                      3,889,461
Distribution fee, Class B                                        545,685
Financial agent fee                                              350,884
Transfer agent                                                 1,782,613
Printing                                                         172,300
Custodian                                                         78,019
Professional                                                      30,211
Registration                                                      20,476
Trustees                                                          12,252
Miscellaneous                                                     24,931
                                                            ------------
    Total expenses                                            17,314,852
    Custodian fees paid indirectly                                (1,825)
                                                            ------------
    Net expenses                                              17,313,027
                                                            ------------
Net Investment loss                                           (7,459,913)
                                                            ------------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                              210,258,322
Net change in unrealized appreciation (depreciation) on
  investments                                                324,914,819
                                                            ------------
Net gain on investments                                      535,173,141
                                                            ------------
Net Increase in net assets resulting from
  operations                                                $527,713,228
                                                            ============





                       See Notes to Financial Statements

Phoenix-Engemann Capital Growth Fund


                      STATEMENT OF CHANGES IN NET ASSETS




                                                                                       Six Months
                                                                                          Ended
                                                                                         4/30/00            Year Ended
                                                                                       (Unaudited)           10/31/99
                                                                                   ------------------   ------------------
From Operations
 Net investment income (loss)                                                        $   (7,459,913)      $   (7,296,538)
 Net realized gain (loss)                                                               210,258,322          360,181,527
 Net change in unrealized appreciation (depreciation)                                   324,914,819          360,915,113
                                                                                     --------------       --------------
 Increase (decrease) in net assets resulting from operations                            527,713,228          713,800,102
                                                                                     --------------       --------------
From Distributions to Shareholders
 Net realized gains, Class A                                                           (345,471,084)        (230,032,244)
 Net realized gains, Class B                                                            (12,455,154)          (7,477,746)
                                                                                     --------------       --------------
 Decrease in net assets from distributions to shareholders                             (357,926,238)        (237,509,990)
                                                                                     --------------       --------------
From Share Transactions
Class A
 Proceeds from sales of shares (6,662,241 and 10,503,608 shares, respectively)          206,798,226          288,870,150
 Net asset value of shares issued from reinvestment of distributions
  (10,231,993 and 8,345,723 shares, respectively)                                       310,029,987          213,735,576
 Cost of shares repurchased (11,884,490 and 21,165,765 shares, respectively)           (371,204,005)        (583,643,137)
                                                                                     --------------       --------------
Capital contribution from Adviser (See Note 2)                                                   --            4,561,466
                                                                                     --------------       --------------
Total                                                                                   145,624,208          (76,475,945)
                                                                                     --------------       --------------
Class B
 Proceeds from sales of shares (319,728 and 754,665 shares, respectively)                 9,535,881           20,206,456
 Net asset value of shares issued from reinvestment of distributions
  (374,579 and 276,189 shares, respectively)                                             10,937,702            6,893,757
 Cost of shares repurchased (398,275 and 731,422 shares, respectively)                  (12,005,341)         (19,645,641)
Capital contribution from Adviser (See Note 2)                                                   --              158,551
                                                                                     --------------       --------------
Total                                                                                     8,468,242            7,613,123
                                                                                     --------------       --------------
Increase (decrease) in net assets from share transactions                               154,092,450          (68,862,822)
                                                                                     --------------       --------------
Net increase (decrease) in net assets                                                   323,879,440          407,427,290
Net Assets
 Beginning of period                                                                  2,917,704,255        2,510,276,965
                                                                                     --------------       --------------
 End of period (including undistributed net investment income (loss)
  of ($7,459,913 and $0, respectively)                                               $3,241,583,695       $2,917,704,255
                                                                                     ==============       ==============


                       See Notes to Financial Statements
16

Phoenix-Engemann Capital Growth Fund

                             FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)

                                                              CLASS A
                                            --------------------------------------------
                                                  Six Months
                                                     Ended          Year Ended October 31
                                                    4/30/00         ---------------------
                                                  (Unaudited)               1999
Net asset value, beginning of period            $     29.61              $   24.95
Income from investment operations(3)
 Net investment income (loss)                         (0.07)(2)              (0.06)(2)
 Net realized and unrealized gain (loss)               5.38                   7.06
                                                -----------              ------------
  Total from investment operations                     5.31                   7.00
                                                -----------              ------------
Less distributions
 Dividends from net investment income                    --                     --
 Dividends from net realized gains                    (3.70)                 (2.39)
                                                -----------              ------------
  Total distributions                                 (3.70)                 (2.39)
                                                -----------              ------------
Capital contribution from Adviser                        --                   0.05
                                                -----------              ------------
Change in net asset value                              1.61                   4.66
                                                -----------              ------------
Net asset value, end of period                  $     31.22              $   29.61
                                                ===========              ============
Total return(1)                                        6.48%(7)              29.76%(4)
Ratios/supplemental data:
 Net assets, end of period (thousands)          $ 3,130,195              $2,819,742
Ratio to average net assets of:
 Operating expenses                                    1.05%(5)(6)            1.07%(5)
 Net investment income                                (0.44%)(6)             (0.23)%
Portfolio turnover                                       42%(7)                100%


                                                                            CLASS A
                                            ------------------------------------------------------------------------
                                                                     Year Ended October 31
                                            ------------------------------------------------------------------------
                                                   1998                1997               1996             1995
Net asset value, beginning of period            $  27.83            $  26.87           $  24.92         $   21.24
Income from investment operations(3)
 Net investment income (loss)                      (0.06)(2)            0.14 (2)           0.20 (2)          0.26
 Net realized and unrealized gain (loss)            2.73                5.62               3.63              4.53
                                                ----------          -----------        -----------      ---------
  Total from investment operations                  2.67                5.76               3.83              4.79
                                                ----------          -----------        -----------      ---------
Less distributions
 Dividends from net investment income                 --               (0.21)             (0.25)            (0.30)
 Dividends from net realized gains                 (5.55)              (4.59)             (1.63)            (0.81)
                                                ----------          -----------        -----------      ---------
  Total distributions                              (5.55)              (4.80)             (1.88)            (1.11)
                                                ----------          -----------        -----------      ---------
Capital contribution from Adviser                     --                  --                 --                --
                                                ----------          -----------        -----------      ---------
Change in net asset value                          (2.88)               0.96               1.95              3.68
                                                ----------          -----------        -----------      ---------
Net asset value, end of period                 $   24.95            $  27.83           $  26.87         $   24.92
                                               ===========          ===========        ===========      =========
Total return(1)                                    12.26%              24.81%             16.34%            23.91%
Ratios/supplemental data:
 Net assets, end of period (thousands)         $2,434,217           $2,518,289         $2,347,471      $2,300,251
Ratio to average net assets of:
 Operating expenses                                 1.08%               1.10%              1.17%             1.20%
 Net investment income                             (0.22)%              0.53%              0.80%             0.92%
Portfolio turnover                                   110%                196%               116%              109%

                                                            CLASS B
                                            ----------------------------------------
                                                                       Year Ended
                                                  Six Months             October
                                                     Ended                 31
                                                    4/30/00         ----------------
                                                  (Unaudited)             1999
Net asset value, beginning of period            $     28.68            $   24.40
Income from investment operations(3)
 Net investment income (loss)                         (0.18)(2)            (0.26)(2)
 Net realized and unrealized gain (loss)               5.21                 6.88
                                                -----------            ---------
  Total from investment operations                     5.03                 6.62
                                                -----------            ---------
Less distributions
 Dividends from net investment income                    --                   --
 Dividends from net realized gains                    (3.70)               (2.39)
                                                -----------            ---------
  Total distributions                                 (3.70)               (2.39)
                                                -----------            ---------
Capital contribution from Adviser                        --                 0.05
                                                -----------            ---------
Change in net asset value                              1.33                 4.28
                                                -----------            ---------
Net asset value, end of period                  $     30.01            $   28.68
                                                ===========            =========
Total return(1)                                        6.31%(7)            28.80%(4)
Ratios/supplemental data:
Net assets, end of period (thousands)           $   111,389            $  97,963
Ratio to average net assets of:
 Operating expenses                                    1.80%(5)(6)          1.82%(5)
 Net investment income (loss)                        (1.19)%(6)           (0.99)%
Portfolio turnover                                        42%(7)              100%

                                                                       CLASS B
                                            --------------------------------------------------------------
                                                                Year Ended October 31
                                            --------------------------------------------------------------
                                                  1998              1997             1996          1995
Net asset value, beginning of period           $   27.51         $   26.63        $ 24.74       $ 21.19
Income from investment operations(3)
 Net investment income (loss)                      (0.24)(2)         (0.06)(2)         --(2)         --
 Net realized and unrealized gain (loss)            2.68              5.57           3.61          4.60
                                               ---------         ---------        --------      -------
  Total from investment operations                  2.44              5.51           3.61          4.60
                                               ---------         ---------        --------      -------
Less distributions
 Dividends from net investment income                 --             (0.04)         (0.09)        (0.24)
 Dividends from net realized gains                 (5.55)            (4.59)         (1.63)        (0.81)
                                               ---------         ---------        --------      -------
  Total distributions                              (5.55)            (4.63)         (1.72)        (1.05)
                                               ---------         ---------        --------      -------
Capital contribution from Adviser                     --                --             --            --
                                               ---------         ---------        --------      -------
Change in net asset value                          (3.11)             0.88           1.89          3.55
                                               ---------         ---------        --------      -------
Net asset value, end of period                 $   24.40         $   27.51        $ 26.63       $ 24.74
                                               =========         =========        ========      =======
Total return(1)                                    11.41%            23.89%         15.48%        23.02%
Ratios/supplemental data:
Net assets, end of period (thousands)          $  76,060         $  68,022        $45,326       $20,111
Ratio to average net assets of:
 Operating expenses                                 1.83%             1.85%          1.93%         1.97%
 Net investment income (loss)                      (0.97)%           (0.25)%         0.01%         0.01%
Portfolio turnover                                   110%              196%           116%          109%

(1) Maximum sales load is not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the time of share purchases and redemptions.
(4) Total return includes the effect of the capital contribution from the Adviser. (See Note 2). Without this contribution total return would have been 29.54% and 28.58% for Class A and Class B, respectively.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(6) Annualized.
(7) Not annualized.


                       See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund


                         INVESTMENTS AT APRIL 30, 2000
                                  (Unaudited)




                                                                PAR
                                                MOODY'S        VALUE
                                                 RATING        (000)            VALUE
                                               ---------   ------------   ----------------
ASSET-BACKED SECURITIES--0.7%
Pennant CBO Ltd. 144A 1A, D 13.43%,
3/14/11(b) .................................      Ba         $ 3,000      $2,945,156
------------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Identified cost $2,918,050)                                               2,945,156
------------------------------------------------------------------------------------
CORPORATE BONDS--60.3%
Auto Parts & Equipment--0.3%
Cambridge Industries, Inc. Series B
10.25%, 7/15/07 ............................      Ca           5,000       1,250,000
Broadcasting (Television, Radio & Cable)--5.2%
Adelphia Communications Corp. 9.50%,
3/1/05 .....................................      B            3,550       3,443,500
CSC Holdings, Inc. 7.625%, 7/15/18 .........      Ba           4,000       3,470,000
Charter Communications Holdings LLC
8.625%, 4/1/09 .............................      B            5,000       4,393,750
EchoStar Communications Corp.
9.375%, 2/1/09 .............................      B            4,900       4,777,500
Production Resource Group 11.50%,
1/15/08 ....................................     Caa           3,000       1,065,000
UnitedGlobalCom, Inc. Series B 0%,
2/15/08 (d) ................................      B            8,000       5,240,000
                                                                          ----------
                                                                          22,389,750
                                                                          ----------
Building Materials--0.7%
Nortek, Inc. 9.875%, 3/1/04 ................      B            3,000       2,850,000
                                                                          ----------
Communications Equipment--7.5%
Earthweb 7%, 1/25/05 .......................      NR           1,000         600,000
McLeodUSA, Inc. 8.125%, 2/15/09 ............      B            1,900       1,714,750
Metromedia Fiber Network, Inc. 10%
12/15/09 ...................................      B            5,100       4,519,587
Metromedia Fiber Network, Inc. Series
B 10%, 11/15/08 ............................      B            3,880       3,705,400
Park N View, Inc. Series B 13%,
5/15/08 ....................................      B            4,000       2,400,000
Spectrasite Holdings, Inc. 144A
10.75%, 3/15/10 (b) ........................      B              500         495,000
Spectrasite Holdings, Inc. 144A
0%, 3/15/10 (b)(d) .........................      B            9,800       5,120,500
Stellex Industries, Inc. Series B 9.50%,
11/1/07 ....................................     Caa           8,500       4,717,500
Telecorp PCS, Inc. 144A
0%, 4/15/09(b)(d) ..........................      B            7,000       4,620,000
Williams Communications Group, Inc.
10.875%, 10/1/09 ...........................      B            4,000       4,040,000
                                                                          ----------
                                                                          31,932,737
                                                                          ----------



                                                                PAR
                                                MOODY'S        VALUE
                                                 RATING        (000)            VALUE
                                               ---------   ------------   ----------------
Computers (Networking)--0.6%
Psinet Inc. 11%, 8/1/09 ....................      B          $ 3,000     $ 2,655,000
                                                                         -----------
Computers (Software & Services)--2.8%
At Home Corp. 144A 4.75%, 12/15/06(b)             B            4,000       2,700,000
Globix Corp. 144A 12%, 2/1/10(b) ...........      NR           3,500       3,062,500
WAM!NET, Inc. Series B 0%, 3/1/05(d) .......   CCC+(c)        11,000       6,105,000
                                                                         -----------
                                                                          11,867,500
                                                                         -----------
Containers (Metal & Glass) -- 1.4%
Portola Packaging, Inc. 10.75%,
10/1/05 ....................................      B            7,000       6,125,000
                                                                         -----------
Gaming, Lottery & Pari-mutuel Companies--2.6%
Capital Gaming International, Inc. 12%,
5/28/01 ....................................      NR               2             427
Horseshoe Gaming Holdings Series B
8.625%, 5/18/09 ............................      B            3,500       3,298,750
Horseshoe Gaming LLC Series B ..............
9.375%, 6/15/07 ............................      B            2,450       2,394,875
Isle of Capri Casinos 8.75%, 4/15/09 .......      B              325         294,938
Waterford Gaming LLC 144A 9.50%,
3/15/10(b) .................................      B            5,224       5,041,160
                                                                         -----------
                                                                          11,030,150
                                                                         -----------
Health Care (Drugs-Major Pharmaceuticals)--0.6%
Schein Pharmaceutical, Inc. 9.04%,
12/15/04(d) ................................     Caa           2,800       2,464,000
                                                                         -----------
Health Care (Generic and Other)--0.9%
ICN Pharmaceuticals, Inc. Series B
9.25%, 8/15/05 .............................      Ba           4,000       3,910,000
                                                                         -----------
Health Care (Medical Products & Supplies)--1.0%
Fresenius Medical Care 9.25%,
12/01/06 ...................................      Ba           4,400       4,114,000
                                                                         -----------
Homebuilding--1.5%
Beazer Homes USA, Inc. 9%, 3/1/04 ..........      Ba           3,000       2,775,000
K.Hovnanian Enterprises, Inc. 9.125%,
5/1/09 .....................................      Ba           4,000       3,500,000
                                                                         -----------
                                                                           6,275,000
                                                                         -----------
Insurance (Multi-Line)--0.7%
Willis Corroon Corp. 9%, 2/1/09 ............      Ba           4,000       3,040,000
                                                                         -----------
Leisure Time (Products)--2.2%
Bally Total Fitness Holding Corp.
Series D 9.875%, 10/15/07 ..................      B            6,700       6,164,000
Venetian Casino Resort LLC 10%,
11/15/05(d) ................................     Caa           3,500       3,150,000
                                                                         -----------
                                                                           9,314,000
                                                                         -----------

                       See Notes to Financial Statements
18

Phoenix-Goodwin High Yield Fund




                                                                                          PAR
                                                                          MOODY'S        VALUE
                                                                           RATING        (000)            VALUE
                                                                         ---------   ------------   ----------------
Metals Mining--0.0%
NSM Steel Ltd. Series B 144A
12.25%, 2/1/08 (b)(e)(f) .............................................   Ca            $ 7,500      $   112,500
                                                                                                    -----------
Oil & Gas (Exploration & Production) --1.3%
Benton Oil & Gas Co. 11.625%,
5/1/03 ...............................................................   B               8,375        5,590,313
                                                                                                    -----------
Oil (Domestic Integrated)--1.3%
RBF Finance Co. 11.375%, 3/15/09 .....................................   Ba              5,000        5,350,000
                                                                                                    -----------
Paper & Forest Products--2.8%
Buckeye Technologies, Inc. 8%,
10/15/10 .............................................................   Ba              6,765        6,173,063
S.D. Warren Co. PIK 14%, 12/15/06 ....................................   NR              5,330        5,889,925
                                                                                                    -----------
                                                                                                     12,062,988
                                                                                                    -----------
Personal Care--0.8%
Revlon Consumer Products Corp.
8.125%, 2/1/06 .......................................................   Caa             2,000        1,430,000
Revlon Consumer Products Corp.
9%, 11/1/06 ..........................................................   Caa             3,000        2,175,000
                                                                                                    -----------
                                                                                                      3,605,000
                                                                                                    -----------
Photography/Imaging--2.6%
Anacomp, Inc. Series B 10.875%,
4/1/04 ...............................................................   B               5,200        4,810,000
Anacomp, Inc. Series D 10.875%,
4/1/04 ...............................................................   B               6,900        6,382,500
                                                                                                    -----------
                                                                                                     11,192,500
                                                                                                    -----------
Retail (Specialty)--1.3%
Musicland Group, Inc. 9%, 6/15/03 ....................................   B               5,100        4,590,000
Musicland Group, Inc. Series B
9.875%, 3/15/08 ......................................................   B               1,000          820,000
                                                                                                    -----------
                                                                                                      5,410,000
                                                                                                    -----------
Services (Advertising/Marketing)--1.5%
Lamar Media Corp. 9.25%, 8/15/07 .....................................   B               6,500        6,370,000
                                                                                                    -----------
Services (Commercial & Consumer)--3.8%
Fisher Scientific International, Inc.
9%, 2/1/08 ...........................................................   B               4,000        3,700,000
Service Corporation International 7%,
6/1/15 ...............................................................   Ba              5,400        3,996,000
United Rentals, Inc. Series B 9.25%,
1/15/09 ..............................................................   B               2,000        1,815,000
United Rentals, Inc. Series B 9.50%,
6/1/08 ...............................................................   B               7,125        6,555,000
                                                                                                    -----------
                                                                                                     16,066,000
                                                                                                    -----------
Telecommunications (Cellular/Wireless)--1.2%
Alamosa PCS Holdings, Inc. 0%,
2/15/10(d) ...........................................................   Caa             4,500        2,362,500



                                                                                          PAR
                                                                          MOODY'S        VALUE
                                                                           RATING        (000)            VALUE
                                                                         ---------   ------------   ----------------
Telecommunications (Cellular/Wireless)--continued
Triton PCS, Inc. 0%, 5/1/08(d) .......................................   B             $ 3,000      $ 2,167,500
VoiceStream Wireless Holdings 144A
10.375%, 11/15/09(b) .................................................   B                 500          510,000
                                                                                                    -----------
                                                                                                      5,040,000
                                                                                                    -----------
Telecommunications (Long Distance)--11.5%
Interamericas Communications Corp.
14%, 10/27/07 ........................................................   NR             10,000       10,550,000
KMC Telecom Holdings, Inc. 0%,
2/15/08(d) ...........................................................   Caa             8,000        3,970,000
KMC Telecom Holdings, Inc. 13.5%,
5/15/09 ..............................................................   Caa             3,000        2,685,000
Level 3 Communications, Inc. 144A
10.75%, 3/15/08(b) ...................................................   B               5,000        4,385,405
NTL Communications Corp. 144A
5.75%, 12/15/09(b) ...................................................   CCC(c)          3,500        3,101,875
NTL Communications Corp. Series B
9.25%, 11/15/06 ......................................................   NR              9,000        7,975,742
NTL, Inc. Series B, 0%, 2/1/06(d) ....................................   B               9,100        8,417,500
RCN Corp. 0%, 10/15/07(d) ............................................   B               7,750        4,979,375
Splitrock Services, Inc. Series B
11.75%, 7/15/08 ......................................................   NR              3,000        3,195,000
                                                                                                    -----------
                                                                                                     49,259,897
                                                                                                    -----------
Telephone--1.4%
Pathnet, Inc. 12.25%, 4/15/08 ........................................   NR              5,825        3,873,625
Teligent, Inc. 11.50%, 12/1/07 .......................................   Caa             2,500        2,162,500
                                                                                                    -----------
                                                                                                      6,036,125
                                                                                                    -----------
Textiles (Apparel)--0.3%
Collins & Aikman Products Co.
11.50%, 4/15/06 ......................................................   B               1,340        1,319,900
                                                                                                    -----------
Truckers--1.9%
American Commercial Lines LLC
Series B 10.25%, 6/30/08 .............................................   B               3,600        3,006,000
Sea Containers Ltd. Series B
7.875%, 2/15/08 ......................................................   Ba              8,000        5,200,000
                                                                                                    -----------
                                                                                                      8,206,000
                                                                                                    -----------
Waste Management--0.6%
Allied Waste North America, Inc.
Series B 10%, 8/1/09 .................................................   B               4,000        2,730,000
---------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Identified cost $303,425,753)                                                                      257,568,360
---------------------------------------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--4.5%
First Chicago/Lennar Trust 97-CHL1,
E 144A 8.07%, 2/28/11(b)(d) ..........................................   B(c)           10,000        7,160,938

                       See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund




                                                             PAR
                                                 MOODY'S     VALUE
                                                 RATING      (000)               VALUE
                                                 ---------   ------------   ---------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--(Continued)
SASCO Floating Rate Commercial
Mortgage 98-C3A, 144A H 6.675%,
4/25/03(b)(d) ................................   Ba             $8,000     $ 7,505,000
Salomon Brothers Mortgage Securities
VII 95-C, 1 144A 7.183%, 9/30/08(b)(d) .......   B               5,525       4,713,896
--------------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(Identified cost $19,472,123)                                               19,379,834
--------------------------------------------------------------------------------------
FOREIGN CORPORATE BONDS--18.3%
Argentina--1.9%
Cablevision Series SA, 13.75%, 5/1/09            B               3,000       2,880,000
Imasac SA 144A 11%, 5/2/05(b) ................   B               3,230       2,196,400
Multicanal SA 13.125%, 4/15/09 ...............   B               3,000       3,033,750
                                                                           -----------
                                                                             8,110,150
                                                                           -----------
Bahamas--0.8%
Sun International Hotels Ltd. 8.625%,
12/15/07 .....................................   Ba              3,000       2,685,000
Sun International Hotels Ltd. 9%,
3/15/07 ......................................   Ba              1,000         925,000
                                                                           -----------
                                                                             3,610,000
                                                                           -----------
Brazil--2.5%
Globo Communicacoes e Participacoes
SA 144A 10.625%, 12/5/08(b) ..................   B               3,500       2,887,500
Globo Communicacoes e Participacoes
SA RegS 144A 10.50%,12/20/06(b) ..............   B               5,000       4,200,000
Localiza Rent a Car 10.25%, 10/1/05 ..........   B               5,000       3,625,000
                                                                           -----------
                                                                            10,712,500
                                                                           -----------
Canada--3.4%
Clearnet Communications, Inc. 0%,
12/15/05(d) ..................................   B               4,000       4,080,000
Clearnet Communications, Inc. 0%,
5/1/09(d) ....................................   B               4,000       2,340,000
GT Group Telecom 144A 0%,
2/1/10(b)(d) .................................   Caa             5,450       2,915,750
Hurricane Hydrocarbons Ltd. 144A
11.75%, 11/1/04(b)(e)(f) .....................   C               5,778       5,344,502
                                                                           -----------
                                                                            14,680,252
                                                                           -----------
Cayman Islands--0.5%
Battery Park CDO Ltd. Series 5 144A
15.407%, 2/10/11 (b) .........................   B               2,000       1,910,000
                                                                           -----------
Greece--0.6%
Fage Dairy Industries SA 9%, 2/1/07 ..........   B               3,000       2,508,750
                                                                           -----------
Indonesia--0.6%
APP Finance II Mauritius Ltd. 12%,
12/29/49(d) ..................................   Caa             4,900       2,744,000
                                                                           -----------



                                                             PAR
                                                 MOODY'S     VALUE
                                                 RATING      (000)               VALUE
                                                 ---------   ------------   ---------------
Mexico--3.5%
Alestra SA de RL de C.V. 144A
12.125%, 5/15/06(b) ..........................   B              $5,000      $4,812,500
Grupo Industrial Durango 12.625%,
8/1/03 .......................................   B               2,000       2,015,000
Grupo Iusacell SA 144A 14.25%,
12/1/06(b) ...................................   B               1,380       1,445,550
Maxcom Telecomunicaciones 144A
13.75%, 4/1/07(b) ............................   NR              4,000       3,910,000
Vicap SA 11.375%, 5/15/07 ....................   Ba              3,000       2,812,500
                                                                            ----------
                                                                            14,995,550
                                                                            ----------
Netherlands--0.8%
United Pan-Europe Communications
144A 11.25%, 11/1/09(b) ......................   B               4,000       3,461,210
                                                                            ----------
Poland--0.3%
Poland Telecom Finance Series B 14%,
12/1/07 ......................................   NR              5,000       1,150,000
                                                                            ----------
South Korea--0.9%
Hyundai Semiconductor 144A 8.25%,
5/15/04(b) ...................................   Ba              4,000       3,625,000
                                                                            ----------
United Kingdom--2.5%
Atlantic Telecom Group PLC 144A 13%,
1/15/10(b)(h) ................................   B               3,125       2,819,189
Colt Telecom Group 144A 7.625%,
12/15/09(b) ..................................   B               6,000       5,153,136
Jazztel PLC 144A 13.125%,
12/15/09(b) ..................................   Caa             3,000       2,733,759
                                                                            ----------
                                                                            10,706,084
                                                                            ----------
--------------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(Identified cost $89,140,997)                                               78,213,496
---------------------------------------------------------------------------------------
FOREIGN CONVERTIBLE BONDS--1.6%
Russia--1.6%
Lukinter Finance Lukoil Cv. 144A 1%,
11/3/03(b) ...................................   CCC-(c)         7,500       6,862,500
                                                                            ----------
--------------------------------------------------------------------------------------
TOTAL FOREIGN CONVERTIBLE BONDS
(Identified cost $8,114,688)                                                 6,862,500
--------------------------------------------------------------------------------------


                                   SHARES
                                  --------
PREFERRED STOCKS--4.4%
Telecommunications (Cellular/Wireless)--2.2%
Dobson Communications Corp.
12.125% .......................   15,464     1,530,983
Dobson Communications Corp. 13%   20,650     2,114,044


                       See Notes to Financial Statements
20

                        Phoenix-Goodwin High Yield Fund




                                                  SHARES          VALUE
                                               ------------  --------------
Telecommunications (Cellular/Wireless)--(Continued)
Nextel Communications, Inc. Series
D PIK 13% ...................................      53,399     $  5,526,779
                                                              ------------
                                                                 9,171,806
                                                              ------------
Telecommunications (Long Distance)--1.4%
Global Crossing Holdings Ltd. PIK
10.50% ......................................      62,500        6,125,000
                                                              ------------
Telephone--0.8%
IXC Communications, Inc. Series B
PIK 12.50% ..................................      34,053        3,498,897
                                                              ------------
--------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Identified cost $19,028,853)                                   18,795,703
--------------------------------------------------------------------------
COMMON STOCKS--2.2%
Shipping--0.1%
Hvide Marine, Inc.(e) .......................      81,666          541,037
                                                              ------------
Specialty Printing--0.0%
Sullivan Holdings, Inc. Class C(e)(f)(g) ....          76                0
                                                              ------------
Telecommunications (Long Distance)--2.1%
FirstCom Corp.(e) ...........................     357,500        7,418,125
McLeodUSA, Inc. Class A(e) ..................      54,863        1,371,586
                                                              ------------
                                                                 8,789,711
                                                              ------------
--------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Identified cost $4,470,858)                                     9,330,748
--------------------------------------------------------------------------
FOREIGN COMMON STOCKS--0.2%
Telecommunications (Long Distance)--0.2%
AT&T Canada, Inc. (Canada)(e) ...............      13,716          584,645
                                                              ------------
--------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(Identified cost $106,428)                                         584,645
--------------------------------------------------------------------------
WARRANTS--0.2%
Communications Equipment--0.1%
Loral Space & Communications, Inc.
Warrants(e) .................................       8,000           72,000
Park N View, Inc. Warrants(e) ...............       4,000          240,000
                                                              ------------
                                                                   312,000
                                                              ------------
Computers (Software & Services)--0.1%
  WAM!NET, Inc. Warrants(e) .................      33,000          383,625
                                                              ------------

                                                 SHARES          VALUE
                                                 -------     ------------
  Gaming, Lottery & Pari-mutuel Companies--0.0%
  Capital Gaming International, Inc.
  Warrants(e)(g) ............................         410     $          0
                                                              ------------
  Metals Mining--0.0%
  NSM Steel Ltd. 144A Warrants(b)(e)(g)......   4,748,195           47,482
                                                              ------------
  Telecommunications (Long Distance)--0.0%
  KMC Telecom Holdings, Inc. 144A
  Warrants(b)(e) ............................       8,000           16,000
  Poland Telecom Finance 144A
  Warrants(b)(e) ............................       5,000                0
                                                              ------------
                                                                    16,000
                                                              ------------
  Telephone--0.0%
  Atlantic Telecom Group Warrants(e) ........       3,125          142,383
  Pathnet, Inc. 144A Warrants(b)(e) .........       6,000           60,000
                                                              ------------
                                                                   202,383
                                                              ------------

--------------------------------------------------------------------------
  TOTAL WARRANTS
  (Identified cost $1,761)                                         961,490
--------------------------------------------                  ------------

--------------------------------------------------------------------------
  TOTAL LONG-TERM INVESTMENTS--92.4%
  (Identified cost $446,679,511) ............                  394,641,932
---------------------------------------------                 ------------


                                       STANDARD      PAR
                                       & POOR'S     VALUE
                                        RATING      (000)
                                      ----------  ---------
SHORT-TERM OBLIGATIONS--4.2%
Commercial Paper--4.2%
American Home Products Corp,
6.07%, 5/1/00 ......................    A-1        $8,108           8,108,000
Potomac Electric Power Co. 6.06%,
5/1/00 .............................    A-1         2,130           2,130,000
McDonald's Corp. 6.05%, 5/5/00 .....    A-1+        7,715           7,709,814
                                                                    ---------
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(Identified cost $17,947,814)                                      17,947,814
-------------------------------------                              ----------
TOTAL INVESTMENTS--96.6%
(Identified cost $464,627,325)                                    412,589,746(a)
Cash and receivables, less liabilities--3.4%                       14,729,746
                                                                  -----------
NET ASSETS--100.0%                                             $  427,319,492
                                                               ==============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $13,436,029 and gross depreciation of $65,746,049 for federal income tax purposes. At April 30, 2000, the aggregate cost of securities for federal income tax purposes was $464,899,766.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2000, these securities amounted to a value of $105,874,408 or 24.8% of net assets.
(c) As rated by Standard & Poor's, Duff & Phelps or Fitch.
(d) Variable or step coupon security; interest rate reflects the rate currently in effect.
(e) Non-income producing.
(f) Security in default.
(g) Security valued at fair value as determined in good faith by or under the direction of the Trustees.
(h) Par value represents Euro.

                       See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund



                      STATEMENT OF ASSETS AND LIABILITIES
                                APRIL 30, 2000
                                  (Unaudited)

Assets
  Investment securities at value
     (Identified cost $464,627,325)                         $  412,589,746
  Cash                                                              42,780
  Receivables
     Interest and dividends                                     10,697,653
     Investment securities sold                                  1,100,479
     Fund shares sold                                              116,641
  Net unrealized appreciation on swap agreements                 3,631,314
  Prepaid expenses                                                   7,041
                                                            --------------
       Total assets                                            428,185,654
                                                            --------------
Liabilities
  Payables
     Fund shares repurchased                                       318,985
     Investment advisory fee                                       232,645
     Distribution fee                                              124,589
     Transfer agent fee                                             96,395
     Financial agent fee                                            27,704
     Trustees' fee                                                   6,165
  Accrued expenses                                                  59,679
                                                            --------------
       Total liabilities                                           866,162
                                                            --------------

Net Assets                                                  $  427,319,492
                                                            ==============
Net Assets Consist of:
Capital paid in on shares of beneficial interest            $  583,145,865
Undistributed net investment income                              4,094,240
Accumulated net realized loss                                 (111,631,952)
Net unrealized depreciation                                    (48,288,661)
                                                            --------------
Net Assets                                                  $  427,319,492
                                                            ==============
Class A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $372,054,126)             49,749,979
Net asset value and offering price per share                $         7.48
Offering price per share $7.48/(1-4.75%)                    $         7.85
Class B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $52,324,471)               7,030,536
Net asset value and offering price per share                $         7.44
Class C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $2,940,895)                  394,012
Net asset value and offering price per share                $         7.46

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2000
                                  (Unaudited)


Investment Income
Interest                                                    $  26,682,045
Dividends                                                         887,857
                                                            -------------
       Total investment income                                 27,569,902
                                                            -------------
Expenses
Investment advisory fee                                         1,511,735
Distribution fee, Class A                                         504,982
Distribution fee, Class B                                         289,939
Distribution fee, Class C                                          15,870
Financial agent fee                                               160,888
Transfer agent                                                    389,708
Printing                                                           42,067
Registration                                                       27,399
Custodian                                                          26,936
Professional                                                       13,888
Trustees                                                           11,000
Miscellaneous                                                      11,626
                                                            -------------
       Total expenses                                           3,006,038
       Custodian fees paid indirectly                             (19,621)
                                                            -------------
       Net expenses                                             2,986,417
                                                            -------------
Net Investment Income                                          24,583,485
                                                            -------------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on securities                               (10,220,956)
Net realized loss on foreign currency transactions               (609,070)
Net change in unrealized appreciation (depreciation) on
  investments                                                   2,177,051
Net change in unrealized appreciation (depreciation) on
  foreign currency and foreign currency transactions              117,604
Net change in unrealized appreciation (depreciation on
  swap agreements                                               3,631,314
                                                            -------------
Net loss on investments                                        (4,904,057)
                                                            -------------
Net Increase in net assets resulting from operations        $  19,679,428
                                                            =============





                       See Notes to Financial Statements
22

Phoenix-Goodwin High Yield Fund


                      STATEMENT OF CHANGES IN NET ASSETS




                                                                                      Six Months
                                                                                         Ended
                                                                                        4/30/00          Year Ended
                                                                                      (Unaudited)         10/31/99
                                                                                   ----------------   ----------------
From Operations
 Net investment income (loss)                                                       $  24,583,485      $   49,328,746
 Net realized gain (loss)                                                             (10,830,026)        (35,956,557)
 Net change in unrealized appreciation (depreciation)                                   5,925,969          37,969,963
                                                                                    -------------      --------------
 Increase (decrease) in net assets resulting from operations                           19,679,428          51,342,152
                                                                                    -------------      --------------
From Distributions to Shareholders
 Net investment income, Class A                                                       (19,010,079)        (45,037,890)
 Net investment income, Class B                                                        (2,574,896)         (5,920,213)
 Net investment income, Class C                                                          (140,549)           (234,211)
                                                                                    -------------      --------------
 Decrease in net assets from distributions to shareholders                            (21,725,524)        (51,192,314)
                                                                                    -------------      --------------
From Share Transactions
Class A
 Proceeds from sales of shares (8,579,451 and 18,425,232 shares, respectively)         66,551,317         143,288,356
 Net asset value of share issued from reinvestment of distributions
  (1,373,334 and 3,230,108 shares, respectively)                                       10,618,750          25,061,675
 Cost of shares repurchased (12,127,376 and 26,344,264 shares, respectively)          (94,368,100)       (205,309,631)
                                                                                    -------------      --------------
Total                                                                                 (17,198,033)        (36,959,600)
                                                                                    -------------      --------------
Class B
 Proceeds from sales of shares (1,391,022 and 2,899,381 shares, respectively)          10,712,004          22,455,385
 Net asset value of share issued from reinvestment of distributions
  (115,982 and 278,064 shares, respectively)                                              893,409           2,147,868
 Cost of shares repurchased (2,409,834 and 3,357,007 shares, respectively)            (18,607,903)        (25,931,082)
                                                                                    -------------      --------------
Total                                                                                  (7,002,490)         (1,327,829)
                                                                                    -------------      --------------
Class C
 Proceeds from sales of shares (125,285 and 269,525 shares, respectively)                 972,089           2,100,156
 Net asset value of share issued from reinvestment of distributions
  (6,439 and 10,955 shares, respectively)                                                  50,177              84,719
 Cost of shares repurchased (143,251 and 96,278 shares, respectively)                  (1,112,439)           (745,241)
                                                                                    -------------      --------------
Total                                                                                     (90,173)          1,439,634
                                                                                    -------------      --------------
 Increase (decrease) in net assets from share transactions                            (24,290,696)        (36,847,785)
                                                                                    -------------      --------------
 Net increase (decrease) in net assets                                                (26,336,792)        (36,697,957)

Net Assets
 Beginning of period                                                                  453,656,284         490,354,241
                                                                                    -------------      --------------
 End of period [including undistributed net investment income (loss) of
  $4,094,240 and $1,236,279, respectively]                                          $ 427,319,492      $  453,656,284
                                                                                    =============      ==============



                       See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund


                             FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)


                                                            CLASS A
                                            ----------------------------------------
                                                  Six Months           Year Ended
                                                     Ended               October
                                                                           31
                                                    4/30/00         ----------------
                                                  (Unaudited)             1999
Net asset value, beginning of period            $      7.53            $    7.55
Income from investment operations
 Net investment income (loss)                          0.41                 0.76
 Net realized and unrealized gain (loss)              (0.09)                  --
                                                -----------            ---------
   Total from investment operations                    0.32                 0.76
                                                -----------            ---------
Less distributions
 Dividends from net investment income                 (0.37)               (0.78)
                                                -----------            ---------
   Total distributions                                (0.37)               (0.78)
                                                -----------            ---------
Change in net asset value                             (0.05)               (0.02)
                                                -----------            ---------
Net asset value, end of period                  $      7.48            $    7.53
                                                ===========            =========
Total return(1)                                        4.26%(3)            10.16%
Ratios/supplemental data:
Net assets, end of period (thousands)           $   372,054            $ 391,057
Ratio to average net assets of:
 Operating expenses                                    1.20%(2)(5)          1.16%(4)
 Net investment income                                10.67%(2)             9.71%
Portfolio turnover                                       39%(3)               73%


                                                                    CLASS A
                                            --------------------------------------------------------
                                                             Year Ended October 31
                                            --------------------------------------------------------
                                                 1998           1997          1996          1995
Net asset value, beginning of period          $  9.09         $  8.63       $  8.17       $  8.11
Income from investment operations
 Net investment income (loss)                    0.83            0.80          0.78          0.80
 Net realized and unrealized gain (loss)        (1.56)           0.46          0.46          0.04
                                             --------         -------       -------       -------
   Total from investment operations             (0.73)           1.26          1.24          0.84
                                             --------         -------       -------       -------
Less distributions
 Dividends from net investment income           (0.81)          (0.80)        (0.78)        (0.78)
                                             --------        --------      --------      --------
   Total distributions                          (0.81)          (0.80)        (0.78)        (0.78)
                                             --------        --------      --------      --------
Change in net asset value                       (1.54)           0.46          0.46          0.06
                                             --------        --------      --------      --------
Net asset value, end of period                $  7.55         $  9.09       $  8.63       $  8.17
                                             ========        ========      ========      ========
Total return(1)                                 (8.97)%         15.03%        15.95%        11.19%
Ratios/supplemental data:
Net assets, end of period (thousands)        $427,659        $532,906      $501,265      $507,855
Ratio to average net assets of:
 Operating expenses                              1.12%           1.11%         1.17%         1.21%
 Net investment income                           9.13%           8.76%         9.21%        10.01%
Portfolio turnover                                103%            167%          162%          147%

                                                            CLASS B
                                            ----------------------------------------
                                                  Six Months           Year Ended
                                                     Ended              October
                                                                           31
                                                    4/30/00         ----------------
                                                  (Unaudited)             1999
Net asset value, beginning of period            $      7.51            $    7.52
Income from investment operations
 Net investment income (loss)                          0.38                 0.70
 Net realized and unrealized gain (loss)              (0.10)                0.01
                                                -----------            ---------
   Total from investment operations                    0.28                 0.71
                                                -----------            ---------
Less distributions
 Dividends from net investment income                 (0.35)               (0.72)
                                                -----------            ---------
   Total distributions                                (0.35)               (0.72)
                                                -----------            ---------
Change in net asset value                             (0.07)               (0.01)
                                                -----------            ---------
Net asset value, end of period                  $      7.44            $    7.51
                                                ===========            =========
Total return(1)                                        3.74%(3)             9.37%
Ratios/supplemental data:
Net assets, end of period (thousands)           $    52,324            $  59,547
Ratio to average net assets of:
 Operating expenses                                    1.94%(2)(5)          1.91%(4)
 Net investment income                                 9.92%(2)             8.94%
Portfolio turnover                                       39%(3)               73%



                                                                  CLASS B
                                            ----------------------------------------------------
                                                           Year Ended October 31
                                            ----------------------------------------------------
                                                 1998           1997         1996        1995
Net asset value, beginning of period          $   9.07        $ 8.63       $ 8.19      $ 8.13
Income from investment operations
 Net investment income (loss)                     0.76          0.73         0.71        0.72
 Net realized and unrealized gain (loss)         (1.55)         0.46         0.45        0.07
                                             ---------        ------       ------      -------
   Total from investment operations              (0.79)         1.19         1.16        0.79
                                             ---------        ------       ------      -------
Less distributions
 Dividends from net investment income            (0.76)        (0.75)       (0.72)      (0.73)
                                             ---------       -------      -------     -------
   Total distributions                           (0.76)        (0.75)       (0.72)      (0.73)
                                             ---------       -------      -------     -------
Change in net asset value                        (1.55)         0.44         0.44        0.06
                                             ---------       -------      -------     -------
Net asset value, end of period                $   7.52        $ 9.07       $ 8.63      $ 8.19
                                             =========       =======      =======     =======
Total return(1)                                  (9.61)%       14.18%       14.88%      10.44%
Ratios/supplemental data:
Net assets, end of period (thousands)        $  61,026       $52,184      $25,595     $12,331
Ratio to average net assets of:
 Operating expenses                               1.88%         1.86%        1.92%       1.97%
 Net investment income                            8.46%         8.00%        8.47%       9.18%
Portfolio turnover                                 103%          167%         162%        147%

-----------
(1) Maximum sales load is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) For the year ended October 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 1.15% for Class A and the ratio would not significantly differ for Class B and Class C.
(5) For the six months ended April 30, 2000, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 1.19% for Class A, 1.93% for Class B and 1.93% for Class C, respectively.


                       See Notes to Financial Statements
24

                        Phoenix-Goodwin High Yield Fund


                                                                          CLASS C
                                             -----------------------------------------------------------------
                                                   Six Months                                     From
                                                      Ended                 Year               Inception
                                                     4/30/00                Ended              2/27/98 to
                                                   (Unaudited)            10/31/99              10/31/98
Net asset value, beginning of period             $     7.53              $   7.54            $     9.31
Income from investment operations
 Net investment income (loss)                          0.39                  0.71                  0.50
 Net realized and unrealized gain (loss)              (0.11)                   --                 (1.76)
                                                 ----------              --------            ----------
   Total from investment operations                    0.28                  0.71                 (1.26)
                                                 ----------              --------            ----------
Less distributions
 Dividends from net investment income                 (0.35)                (0.72)                (0.51)
                                                 ----------              --------            ----------
   Total distributions                                (0.35)                (0.72)                (0.51)
                                                 ----------              --------            ----------
Change in net asset value                             (0.07)                (0.01)                (1.77)
                                                 ----------              --------            ----------
Net asset value, end of period                   $     7.46              $   7.53            $     7.54
                                                 ==========              ========            ==========
Total return(1)                                        3.73%(3)              9.38%               (14.09)%(3)
Ratios/supplemental data:
 Net assets, end of period (thousands)           $    2,941              $  3,052            $    1,669

Ratio to average net assets of:
 Operating expenses                                    1.94%(2)(5)           1.91%(4)              1.88%(2)
 Net investment income                                10.16%(2)              8.85%                 8.94%(2)
Portfolio turnover                                       39%(3)                73%                  103%

(1) Maximum sales load is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) For the year ended October 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 1.15% for Class A and the ratio would not significantly differ for Class B and Class C.
(5) For the six months ended April 30, 2000, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 1.19% for Class A, 1.93% for Class B and 1.93% for Class C, respectively.


                       See Notes to Financial Statements

Phoenix-Goodwin Money Market Fund

                         INVESTMENTS AT APRIL 30, 2000
                                  (Unaudited)



   FACE
  VALUE                                         INTEREST      RESET
  (000)                DESCRIPTION                RATE         DATE         VALUE
---------   --------------------------------   ----------   ---------   -------------
FEDERAL AGENCY SECURITIES (b)--VARIABLE -- 24.7%
$  2,500    FFCB (Final Maturity 6/1/00)          6.245%     5/1/00     $2,500,000
     393    SBA (final maturity 1/25/21)          6.50       5/1/00        392,549
   2,845    SBA (final maturity 3/25/24)          6.375      5/1/00      2,840,954
   3,000    SLMA (final maturity 3/7/01)          6.042      5/2/00      3,000,000
   2,500    SLMA (final maturity 5/18/00)         6.382      5/2/00      2,500,000
   2,500    FHLB (final maturity 10/12/00)        6.082      5/3/00      2,500,000
   5,000    FHLB (final maturity 7/31/00)         6.167      5/3/00      5,000,652
   2,500    FHLB (final maturity 3/1/01)          6.725      6/1/00      2,499,349
   2,124    SBA (final maturity 10/25/22)         6.50       7/1/00      2,121,457
   3,136    SBA (final maturity 11/25/21)         6.625      7/1/00      3,134,553
   2,256    SBA (final maturity 2/25/23)          6.50       7/1/00      2,255,794
     335    SBA (final maturity 5/25/21)          6.50       7/1/00        335,004
   3,260    SBA (final maturity 9/25/23)          6.375      7/1/00      3,260,376
   2,883    SBA (final maturity 2/25/23)          6.50       7/1/00      2,882,576
   3,000    FHLB (final maturity 7/14/00)         5.705     7/14/00      2,997,609
  10,500    FFCB (final maturity 7/24/00)         6.29      7/24/00     10,500,273
----------------------------------------------------------------------------------
Total Federal Agency Securities--Variable                               48,721,146
----------------------------------------------------------------------------------

                                       STANDARD
                                       & POOR'S               MATURITY
                                        RATING                  DATE
                                      ----------             ---------
COMMERCIAL PAPER -- 68.5%
  4,130    Albertson's, Inc.             A-1      6.01         5/1/00   4,130,000
  1,365    American Home
           Products Corp.                A-1      6.01         5/1/00   1,365,000
  4,500    Wal-Mart Stores, Inc.        A-1+      6.04         5/2/00   4,499,245
  1,810    Heinz (H.J) Co.               A-1      6.05         5/5/00   1,808,783
    700    Honeywell International       A-1      5.92         5/8/00     699,194
  3,500    Sara Lee Corp.               A-1+      6.08         5/8/00   3,500,000
  3,655    Schering Corp.               A-1+      6.00        5/11/00   3,648,908
  3,735    American Home
           Products Corp.                A-1      6.02        5/12/00   3,728,130
  3,000    Wisconsin Electric Power
           Co.                          A-1+      6.00        5/12/00   2,994,500
  2,976    Donnelley (R.R.) & Sons
           Co.                           A-1      6.02        5/16/00   2,968,535
  3,500    Pitney Bowes, Inc            A-1+      6.00        5/16/00   3,491,250
  3,500    Private Export Funding
           Corp.                        A-1+      6.01        5/17/00   3,490,651
  3,750    Special Purpose
           Accounts Receivable
           Cooperative Corp.             A-1      6.05        5/17/00   3,739,917
  5,250    Dupont (E.I.) de
           Nemours & Co.                A-1+      6.02        5/18/00   5,235,075
  2,890    General Electric Capital
           Corp.                        A-1+      6.04        5/19/00   2,881,272
  2,715    Heinz (H.J) Co.               A-1      6.02        5/19/00   2,706,828
  3,500    Honeywell International       A-1      6.04        5/19/00   3,489,430

   FACE                                         STANDARD
   VALUE                                        & POOR'S    INTEREST     MATURITY
   (000)               DESCRIPTION               RATING       RATE         DATE          VALUE
----------  ---------------------------------  ----------  ----------  -----------  --------------
$ 3,000     Special Purpose Accounts
            Receivable Cooperative Corp.       A-1             6.10%     5/19/00     $  2,990,850
  4,225     Goldman Sachs & Co.                A-1+            5.99      5/22/00        4,210,237
    373     Greenwich Funding Corp.            A-1+            5.97      5/22/00          371,701
  2,500     Lexington Parker Capital Co.
            LLC                                A-1             6.00      5/22/00        2,491,250
  2,500     Lexington Parker Capital Co.
            LLC                                A-1             6.06      5/22/00        2,491,163
  2,500     Sara Lee Corp.                     A-1+            6.10      5/22/00        2,500,000
  2,500     Goldman Sachs & Co.                A-1+            6.08      5/23/00        2,490,711
  3,500     Sara Lee Corp.                     A-1+            6.07      5/23/00        3,500,000
  3,500     Kimberly-Clark Corp.               A-1+            6.01      5/24/00        3,486,561
  3,000     Kimberly-Clark Corp.               A-1+            6.05      5/24/00        2,988,404
  3,000     Lexington Parker Capital Co.
            LLC                                A-1             6.08      5/24/00        2,989,547
  3,500     Associates Corporation of North
            America                            A+              6.01      5/25/00        3,485,977
  3,500     Colgate-Palmolive Co.              A-1             6.02      5/25/00        3,485,953
  1,000     Ford Motor Credit Co.              A-1             6.05      5/25/00          995,967
  3,335     Corporate Asset Funding Co.,
            Inc.                               A-1+            6.03      5/26/00        3,321,035
  3,500     Vermont American Corp.             A-1+            6.02      5/26/00        3,485,368
  2,500     Colgate-Palmolive Co.              A-1             6.02      5/30/00        2,487,876
  4,310     Dupont (E.I.) de Nemours & Co.     A-1+            6.02      5/30/00        4,289,099
  3,700     Heinz (H.J.) Co.                   A-1             6.02      5/30/00        3,682,057
  2,500     Special Purpose Accounts
            Receivable Cooperative Corp.       A-1             5.97      5/30/00        2,487,977
  4,000     General Electric Capital Corp.     A-1+            6.04      5/31/00        3,979,867
    780     Coca-Cola Co.                      A-1             5.94       6/1/00          776,010
  2,500     Bavaria Universal Funding Corp.    A-1             5.97      7/10/00        2,470,979
  2,188     Enterprise Funding Corp.           A-1+            6.30      7/20/00        2,157,368
  2,500     Preferred Receivables Funding
            Corp.                              A-1             6.00      7/20/00        2,466,667
  3,500     Preferred Receivables Funding
            Corp.                              A-1             6.17      9/14/00        3,418,419
  2,500     Bavaria Universal Funding Corp.    A-1             6.16      9/15/00        2,441,394
  2,000     Preferred Receivables Funding
            Corp.                              A-1             6.19      9/21/00        1,950,824
    330     Preferred Receivables Funding
            Corp.                              A-1             6.26      9/21/00          321,794
  2,500     SBC Communications, Inc.           A-1+            6.30     10/10/00        2,429,125
-------------------------------------------------------------------------------------------------
Total Commercial Paper                                                                135,020,898
-------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements
26

                       Phoenix-Goodwin Money Market Fund




      FACE                                          STANDARD
     VALUE                                          & POOR'S    INTEREST    MATURITY
     (000)                  DESCRIPTION              RATING       RATE        DATE            VALUE
---------------  --------------------------------  ----------  ----------  ---------  --------------------
MEDIUM-TERM NOTES(c)-- 5.8%
  $     1,000    Beta Finance, Inc.                AAA            5.265%   5/15/00      $      999,634
        1,578    Associates Corporation of North
                 America                           A+             6.31     6/16/00           1,578,454
        1,000    Associates Corporation of North
                 America                           A+             6.32     6/16/00           1,000,622
        3,000    Beta Finance, Inc.                AAA            5.75     7/21/00           2,994,570
        2,500    Pitney Bowes. Inc.                AA             5.95     9/29/00           2,500,000
        2,450    Associates Corporation of North
                 America                           A+             5.85     1/15/01           2,435,463
------------------------------------------------------------------------------------------------------
Total Medium-Term Notes                                                                     11,508,743
------------------------------------------------------------------------------------------------------



      FACE                                          STANDARD
     VALUE                                          & POOR'S    INTEREST    MATURITY
     (000)                  DESCRIPTION              RATING       RATE        DATE            VALUE
---------------  --------------------------------  ----------  ----------  ---------  --------------------
CERTIFICATES OF DEPOSIT -- 0.3%
  $     550      Deutsche Bank Financial, Inc.     A-1+            5.25%   5/18/00      $      549,882
------------------------------------------------------------------------------------------------------
Total Certificates of Deposit                                                                  549,882
                                                                                        --------------
------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS --99.3%
(Identified cost $195,800,669)                                                             195,800,669(a)

Cash and receivables, less liabilities--0.7%                                                 1,431,338
                                                                                        --------------

NET ASSETS--100.0%                                                                      $  197,232,007
                                                                                        ==============

(a) Federal Income Tax Information: At April 30, 2000, the aggregate cost of securities was the same for book and tax purposes.
(b) Variable rate demand notes. The interest rates shown reflect the rates currently in effect.
(c) The interest rate shown is the coupon rate.



                       See Notes to Financial Statements

Phoenix-Goodwin Money Market Fund



                      STATEMENT OF ASSETS AND LIABILITIES
                                APRIL 30, 2000
                                  (Unaudited)

Assets
Investment securities at value
  (Identified cost $195,800,669)                          $ 195,800,669
Cash                                                          1,574,178
Receivables
     Fund shares sold                                           858,780
     Interest                                                   922,956
     Investment securities sold                                 285,301
Prepaid expenses                                                  2,404
                                                          -------------
         Total assets                                       199,444,288
                                                          -------------
Liabilities
Payables
     Fund shares repurchased                                  1,876,846
     Dividend distribution                                      177,827
     Investment advisory fee                                     70,769
     Transfer agent fee                                          46,205
     Distribution fee                                            14,096
     Financial agent fee                                         13,219
     Trustees' fee                                                7,267
Accrued expenses                                                  6,052
                                                          -------------
    Total liabilities                                         2,212,281
                                                          -------------
Net Assets                                                $ 197,232,007
                                                          =============
Net Assets Consist of:
Capital paid in on shares of beneficial interest          $ 197,232,007
                                                          -------------
Net Assets                                                $ 197,232,007
                                                          =============
Class A
Shares of beneficial interest outstanding, $1.00 par
  value, unlimited authorization
  (Net Assets $174,376,292)                                 174,376,292
Net asset value and offering price per share              $        1.00
Class B
Shares of beneficial interest outstanding, $1.00 par
  value, unlimited authorization
  (Net Assets $21,479,031)                                   21,479,031
Net asset value and offering price per share              $        1.00
Class C
Shares of beneficial interest outstanding, $1.00 par
  value, unlimited authorization
  (Net Assets $1,376,684)                                     1,376,684
Net asset value and offering price per share              $        1.00

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2000
                                  (Unaudited)


Investment Income
Interest                         $6,909,365
                                 ----------
    Total investment income       6,909,365
                                 ----------
Expenses
Investment advisory fee             470,008
Distribution fee, Class B            78,177
Distribution fee, Class C             2,999
Financial agent fee                 105,981
Transfer agent                      221,974
Registration                         31,664
Custodian                            21,990
Printing                             12,658
Trustees                              7,094
Professional                          2,308
Miscellaneous                         6,294
                                 ----------
    Net expenses                    961,147
                                 ----------
Net investment income            $5,948,218
                                 ==========




                       See Notes to Financial Statements
28

Phoenix-Goodwin Money Market Fund


                      STATEMENT OF CHANGES IN NET ASSETS




                                                                                            Six Months
                                                                                              Ended
                                                                                             4/30/00             Year Ended
                                                                                           (Unaudited)            10/31/99
                                                                                        -----------------   -------------------
From Operations
 Net investment income (loss)                                                            $    5,948,218      $      9,868,732
                                                                                         --------------      ----------------
From Distributions to Shareholders
 Net investment income, Class A                                                              (5,475,819)           (9,145,952)
 Net investment income, Class B                                                                (459,403)             (722,494)
 Net investment income, Class C                                                                 (12,996)                 (286)
                                                                                         --------------      ----------------
 Decrease in net assets from distributions to shareholders                                   (5,948,218)           (9,868,732)
                                                                                         --------------      ----------------
From Share Transactions
Class A
 Proceeds from sales of shares (955,582,660 and 1,899,144,846 shares, respectively)         955,582,660         1,899,144,846
 Net asset value of share issued from reinvestment of distributions
  (4,771,041 and 8,113,952 shares, respectively)                                              4,771,041             8,113,952
 Cost of shares repurchased (991,043,251 and 1,897,484,874 shares, respectively)           (991,043,251)       (1,897,484,874)
                                                                                         --------------      ----------------
Total                                                                                       (30,689,550)            9,773,924
                                                                                         --------------      ----------------
Class B
 Proceeds from sales of shares (49,356,883 and 74,245,737 shares, respectively)              49,356,883            74,245,737
 Net asset value of share issued from reinvestment of distributions
  (372,888 and 599,130 shares, respectively)                                                    372,888               599,130
 Cost of shares repurchased (48,304,264 and 74,769,104 shares, respectively)                (48,304,264)          (74,769,104)
                                                                                         --------------      ----------------
Total                                                                                         1,425,507                75,763
                                                                                         --------------      ----------------
Class C
 Proceeds from sales of shares (2,418,558 and 144,728 shares, respectively)                   2,418,558               144,728
 Net asset value of share issued from reinvestment of distributions
  (10,145 and 194 shares, respectively)                                                          10,145                   194
 Cost of shares repurchased (1,196,941 and 0 shares, respectively)                           (1,196,941)                   --
                                                                                         --------------      ----------------
Total                                                                                         1,231,762               144,922
                                                                                         --------------      ----------------
 Increase (decrease) in net assets from share transactions                                  (28,032,281)            9,994,609
                                                                                         --------------      ----------------
 Net increase (decrease) in net assets                                                      (28,032,281)            9,994,609
Net Assets
 Beginning of period                                                                        225,264,288           215,269,679
                                                                                         --------------      ----------------
 End of period                                                                           $  197,232,007      $    225,264,288
                                                                                         ==============      ================



                       See Notes to Financial Statements

Phoenix-Goodwin Money Market Fund

                             FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)



                                                       CLASS A
                                         -----------------------------------
                                             Six Months        Year Ended
                                               Ended             October
                                                                   31
                                              4/30/00       ----------------
                                            (Unaudited)           1999
Net asset value, beginning of period        $     1.00         $     1.00
Income from investment operations
 Net investment income (loss)                    0.026              0.044
                                            -----------        ----------

  Total from investment operations               0.026              0.044
                                            -----------        ----------

Less distributions
 Dividends from net investment income          (0.026)            (0.044)
Change in net asset value                          --                 --
                                            -----------        ----------
Net asset value, end of period              $    1.00          $    1.00
                                            ===========        ==========
 Total return                                    2.58%(2)           4.47%

Ratios/supplemental data:
Net assets, end of period (thousands)       $ 174,376          $ 205,066
Ratio to average net assets of:
 Operating expenses                              0.75%(1)           0.77%(3)
 Net investment income (loss)                    5.14%(1)           4.41%



                                                                CLASS A
                                         ------------------------------------------------------
                                                         Year Ended October 31
                                         ------------------------------------------------------
                                             1998          1997          1996          1995
Net asset value, beginning of period       $   1.00      $   1.00      $   1.00      $   1.00
Income from investment operations
 Net investment income (loss)                 0.049         0.048         0.047         0.053
                                           --------      --------      --------      --------

  Total from investment operations            0.049         0.048         0.047         0.053
                                           --------      --------      --------      --------

Less distributions
 Dividends from net investment income        (0.049)       (0.048)       (0.047)       (0.053)
Change in net asset value                        --            --            --            --
                                           --------      --------      --------      --------
Net asset value, end of period             $  1.00       $   1.00      $   1.00      $   1.00
                                           ========      ========      ========      ========
 Total return                                  5.00%         4.76%         4.67%         5.32%

Ratios/supplemental data:
Net assets, end of period (thousands)      $195,292      $188,695      $192,859      $193,534
Ratio to average net assets of:
 Operating expenses                            0.73%         0.79%         0.84%         0.71%
 Net investment income (loss)                  4.90%         4.76%         4.68%         5.31%


                                                                                CLASS B
                                         --------------------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                                                                  Year Ended October 31
                                              4/30/00      --------------------------------------------------------------------
                                            (Unaudited)          1999            1998         1997         1996         1995
Net asset value, beginning of period        $     1.00        $    1.00      $    1.00     $   1.00     $   1.00     $    1.00
Income from investment operations
 Net investment income (loss)                    0.022            0.036          0.041        0.040        0.039         0.046
                                            ----------        ----------      --------     --------     --------     ---------

  Total from investment operations               0.022            0.036          0.041        0.040        0.039         0.046
                                            ----------        ----------      --------     --------     --------     ---------

Less distributions
 Dividends from net investment income          (0.022)           (0.036)        (0.041)      (0.040)      (0.039)       (0.046)
                                            ----------        ----------      --------     --------     --------     ---------
Change in net asset value                          --                --             --           --           --            --
                                            ----------        ----------      --------     --------     --------     ---------
Net asset value, end of period              $    1.00         $    1.00       $   1.00      $  1.00      $  1.00      $   1.00
                                            ==========        ==========      ========     ========     ========     =========
 Total return                                    2.20%(2)          3.69%          4.22%        4.02%        3.93%         4.63%

Ratios/supplemental data:
Net assets, end of period (thousands)       $  21,479         $  20,054       $ 19,978     $ 15,013     $ 10,223     $   8,506
Ratio to average net assets of:
 Operating expenses                              1.50%(1)          1.52%(3)       1.48%        1.55%        1.59%         1.44%
 Net investment income (loss)                    4.40%(1)          3.66%          4.15%        4.02%        3.92%         4.62%



                                                         CLASS C
                                         ----------------------------------------
                                            Six Months              From
                                               Ended              Inception
                                              4/30/00            10/12/99 to
                                            (Unaudited)           10/31/99
Net asset value, beginning of period        $    1.00          $      1.00
Income from investment operations
 Net investment income (loss)                   0.021                0.003
                                            ----------         ------------

  Total from investment operations              0.021                0.003
                                            ----------         ------------

Less distributions
 Dividends from net investment income          (0.021)              (0.003)
                                            ----------         ------------
Change in net asset value                          --                   --
                                            ----------         ------------
Net asset value, end of period              $    1.00          $      1.00
                                            ==========         ============
 Total return                                    2.08%(2)             0.19%(2)

Ratios/supplemental data:
Net assets, end of period (thousands)       $   1,377          $       145
Ratio to average net assets of:
 Operating expenses                              1.76%(1)             1.82%(1)(3)
 Net investment income (loss)                    4.31%(1)             3.95%(1)


(1) Annualized.

(2) Not annualized.

(3) For the year ended October 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees, if expense offsets were included, the ratio would not significantly differ.


                       See Notes to Financial Statements
30

Phoenix-Oakhurst Balanced Fund


                         INVESTMENTS AT APRIL 30, 2000
                                  (Unaudited)




                                             STANDARD      PAR
                                             & POOR'S     VALUE
                                              RATING      (000)        VALUE
                                            ----------  ---------  -------------
U.S. GOVERNMENT SECURITIES--3.0%
U.S. Treasury Bonds--0.4%
U.S. Treasury Bonds 5.25%, 2/15/29             AAA       $ 2,500    $ 2,199,335
U.S. Treasury Bonds 6.125%, 8/15/29 .          AAA         1,250      1,251,615
U.S. Treasury Bonds 6.25%, 5/15/30             AAA         2,200      2,287,248
                                                                    -----------
                                                                      5,738,198
                                                                    -----------
U.S. Treasury Notes--2.6%
U.S. Treasury Notes 4.50%, 9/30/00             AAA         6,150      6,105,345
U.S. Treasury Notes 4.25%, 11/15/03            AAA         8,400      7,795,809
U.S. Treasury Notes 5.875%, 11/15/04 .         AAA        10,000      9,732,010
U.S. Treasury Notes 4.75%, 11/15/08            AAA           400        357,564
U.S. Treasury Notes 6%, 8/15/09 ..........     AAA        12,020     11,752,097
U.S. Treasury Notes 6.5%, 2/15/10 ........     AAA         4,000      4,078,213
                                                                    -----------
                                                                     39,821,038
                                                                    -----------
-------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(Identified cost $46,017,706)                                        45,559,236
-------------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--3.5%
GNMA 6.50%, '23-'28 ......................     AAA        57,229     54,083,120
-------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(Identified cost $55,991,110)                                        54,083,120
-------------------------------------------------------------------------------
AGENCY NON MORTGAGE-BACKED SECURITIES--2.2%
Fannie Mae 6.375%, 6/15/09 ...............   Aaa(d)        1,265      1,184,256
Fannie Mae 6.625%, 9/15/09 ...............   AAA(d)       18,340     17,468,850
Freddie Mac 6.625%, 9/15/09 ..............    AAA         15,000     14,287,500
-------------------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(Identified cost $34,491,489)                                        32,940,606
-------------------------------------------------------------------------------
MUNICIPAL BONDS--7.0%
California--2.3%
Alameda Corridor Transportation
Authority Revenue Taxable Series C
6.50%, 10/1/19 ...........................     AAA         1,100        974,875
Alameda Corridor Transportation
Authority Revenue Taxable Series C
6.60%, 10/1/29 ...........................     AAA         2,750      2,406,250
Fresno County Pension Obligation
Revenue Taxable 6.21%, 8/15/06 ...........     AAA         3,820      3,571,700
Kern County Pension Obligation
Revenue Taxable 7.26%, 8/15/14 ...........     AAA         6,830      6,633,637



                                             STANDARD      PAR
                                             & POOR'S     VALUE
                                              RATING      (000)        VALUE
                                            ----------  ---------  -------------
California--continued
Los Angeles County Metropolitan
Transportation Authority Revenue
Series C 5%, 7/1/23 ......................     AAA       $ 4,800    $ 4,194,000
Pasadena Pension Funding Revenue
Taxable Series A 6.95%, 5/15/07 ..........     AAA         1,915      1,855,156
Pasadena Pension Funding Revenue
Taxable Series A 7%, 5/15/08 .............     AAA         3,435      3,323,362
Pasadena Pension Funding Revenue
Taxable Series A 7.05%, 5/15/09 ..........     AAA         2,500      2,418,750
Pasadena Pension Funding Revenue
Taxable Series A 7.15%, 5/15/11 ..........     AAA           565        548,050
San Bernardino County Pension
Obligation Revenue Taxable 6.87%,
8/1/08 ...................................     AAA         1,530      1,466,888
Sonoma County Pension Obligation
Revenue Taxable 6.625%, 6/1/13 ...........     AAA         4,265      3,929,131
Ventura County Pension Obligation
Taxable 6.58%, 11/1/06 ...................     AAA         3,560      3,390,900
                                                                    -----------
                                                                     34,712,699
                                                                    -----------
Colorado--0.1%
Denver City and County School
District .................................
01 Pension Taxable 6.76%,
12/15/07 .................................     AAA         2,000      1,912,500
                                                                    -----------
Florida--1.0%
Miami Beach Special Obligation
Revenue Taxable 8.60%, 9/1/21 ............     AAA        11,675     12,273,344
Tampa Solid Waste System Revenue
Taxable Series A 6.23%, 10/1/05 ..........     AAA         1,970      1,844,413
University of Miami Exchangeable
Revenue Taxable Series A 7.65%,
4/1/20 ...................................     AAA         2,120      2,051,100
                                                                    -----------
                                                                     16,168,857
                                                                    -----------
Massachusetts--0.5%
Massachusetts Port Authority
Revenue
Taxable Series C 6.05%, 7/1/02 ...........     AA-         3,340      3,243,975
Massachusetts Turnpike Authority
Metropolitan Highway System
Revenue Series A 5%, 1/1/39 ..............     AAA         4,800      4,008,000
                                                                    -----------
                                                                      7,251,975
                                                                    -----------
New Jersey--0.3%
New Jersey Sports Taxable Series A
6.75%, 3/01/12 ...........................     AAA         5,000      4,681,250
                                                                    -----------

                       See Notes to Financial Statements

                        Phoenix-Oakhurst Balanced Fund




                                                                           STANDARD         PAR
                                                                           & POOR'S        VALUE
                                                                            RATING         (000)            VALUE
                                                                          ----------   -------------   ---------------
New York--0.8%
New York City Municipal Water Finance
Authority Water & Sewer System
Revenue Series B 5%, 6/15/29 ..........................................      AAA          $ 4,800      $ 4,104,000
New York State Taxable Series C
6.35%, 3/1/07 .........................................................      AAA            9,290        8,709,375
                                                                                                       -----------
                                                                                                        12,813,375
                                                                                                       -----------
Oregon--0.3%
Multnomah County Pension Revenue
Taxable 7.25%, 6/01/11 ................................................    Aaa(d)           3,000        2,932,500
Portland Pension Revenue Taxable
Series C 7.32%, 6/1/08 ................................................    Aaa(d)           1,000          986,250
                                                                                                       -----------
                                                                                                         3,918,750
                                                                                                       -----------
Pennsylvania--1.0%
Philadelphia Authority For Industrial
Development Pension Funding
Retirement Systems Revenue
Taxable Series A 5.79%, 4/15/09 .......................................      AAA            8,500        7,533,125
Pittsburgh Pension Obligation Taxable
Series C 6.50%, 3/1/17 ................................................      AAA            9,245        8,274,275
                                                                                                       -----------
                                                                                                        15,807,400
                                                                                                       -----------
Texas--0.7%
Dallas-Fort Worth International Airport
Revenue Taxable 6.50%, 11/1/09 ........................................      AAA            1,900        1,750,850
Dallas-Fort Worth International Airport
Revenue Taxable 6.60%, 11/1/12 ........................................      AAA            5,750        5,232,500
Texas State Veterans Limited Taxable
Series B 6.10%, 12/1/03 ...............................................      AA             3,995        3,815,225
                                                                                                       -----------
                                                                                                        10,798,575
                                                                                                       -----------
------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Identified cost $114,024,443)                                                                         108,065,381
------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--4.2%
AESOP Funding II LLC 97-1A, A2
6.40%, 10/20/03 .......................................................      AAA            9,250        9,036,094
Associates Manufactured Housing Pass
Through 97-2, A6 7.075%, 3/15/28 ......................................      AAA            3,000        2,857,031
Capita Equipment Receivables Trust
97-1, B 6.45%, 8/15/02 ................................................      A+             5,020        4,948,622
Case Equipment Loan Trust 98-A, A4
5.83%, 2/15/05 ........................................................      AAA           10,977       10,829,057
Discover Card Master Trust I 98-7, A
5.60%, 5/16/06 ........................................................      AAA            8,300        7,825,240
Ford Credit Auto Owner Trust 99-B, A4
5.80%, 6/15/02 ........................................................      AAA            3,000        2,964,726
Green Tree Financial Corp. 96-2, M1
7.60%, 4/15/27 ........................................................      AA-            9,250        8,880,000



                                                                           STANDARD         PAR
                                                                           & POOR'S        VALUE
                                                                            RATING         (000)            VALUE
                                                                          ----------   -------------   ---------------
Honda Auto Lease Trust 99-A, A5
6.65%, 7/15/05 ........................................................      AAA          $ 5,500      $ 5,439,844
Premier Auto Trust 98-3, B 6.14%,
9/8/04 ................................................................      A+             4,000        3,893,298
Triangle Funding Ltd. 98-2A, 8.1312%,
10/15/04(e) ...........................................................      BBB            8,000        7,952,500
------------------------------------------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Identified cost $66,059,764)                                                                           64,626,412
------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS--5.0%
Auto Parts & Equipment--0.3%
Federal-Mogul Corp. 7.50%, 1/15/09 ....................................      BB+            5,365        4,131,050
                                                                                                       -----------
Banks (Major Regional)--0.3%
U.S. Bank of Minnesota N.A. 6.30%,
7/15/08 ...............................................................       A             3,000        2,760,000
Wachovia Corp. 5.625%, 12/15/08 .......................................      A+             3,000        2,587,500
                                                                                                       -----------
                                                                                                         5,347,500
                                                                                                       -----------
Broadcasting (Television, Radio & Cable)--0.4%
CSC Holdings, Inc. 7.25%, 7/15/08 .....................................      BB+            4,665        4,221,825
Charter Communications Holdings LLC
8.625%, 4/1/09 ........................................................      B+             2,000        1,757,500
                                                                                                       -----------
                                                                                                         5,979,325
                                                                                                       -----------
Communications Equipment--0.1%
Williams Communications Group, Inc.
10.875%, 10/1/09 ......................................................      BB-            2,350        2,373,500
                                                                                                       -----------
Computers (Software & Services)--0.2%
Computer Associates International, Inc.
Series B 6.375%, 4/15/05 ..............................................     BBB+            3,590        3,329,725
                                                                                                       -----------
Entertainment--0.3%
Capitol Records, Inc. 144A 8.375%,
8/15/09(c) ............................................................     BBB+            4,600        4,634,500
                                                                                                       -----------
Gaming, Lottery & Pari-mutuel Companies--0.5%
Isle of Capri Casinos 8.75%, 4/15/09 ..................................       B             3,425        3,108,187
Park Place Entertainment 144A
9.375%, 2/15/07(c) ....................................................      BB+            4,000        3,960,000
                                                                                                       -----------
                                                                                                         7,068,187
                                                                                                       -----------
Health Care (Hospital Management)--0.3%
Tenet Healthcare Corp. 8%, 1/15/05 ....................................      BB+            4,865        4,682,562
                                                                                                       -----------
Health Care (Medical Products & Supplies)--0.2%
Boston Scientific Corp. 6.625%,
3/15/05 ...............................................................      BBB            3,250        3,026,563
                                                                                                       -----------
Insurance (Multi-Line)--0.1%
Willis Corroon Corp. 9%, 2/1/09 .......................................      B+             1,480        1,124,800
                                                                                                       -----------

                       See Notes to Financial Statements
32

                        Phoenix-Oakhurst Balanced Fund




                                                                           STANDARD         PAR
                                                                           & POOR'S        VALUE
                                                                            RATING         (000)            VALUE
                                                                          ----------   -------------   ---------------
Leisure Time (Products)--0.2%
Bally Total Fitness Holding Corp. Series
D 9.875%, 10/15/07 ....................................................      B-           $ 2,900      $ 2,668,000
                                                                                                       -----------
Paper & Forest Products--0.2%
Buckeye Technologies, Inc. 9.25%,
9/15/08 ...............................................................      BB-            3,765        3,746,175
                                                                                                       -----------
Retail (Food Chains)--0.1%
Kroger Co. 7.45%, 3/1/08 ..............................................     BBB-            1,290        1,210,988
                                                                                                       -----------
Services (Commercial & Consumer)--0.3%
Budget Group, Inc. 9.125%, 4/1/06 .....................................      BB-            2,750        2,241,250
United Rentals, Inc. Series B 8.80%,
8/15/08 ...............................................................      BB-            1,570        1,389,450
United Rentals, Inc. Series B 9.50%,
6/1/08 ................................................................      BB-              935          860,200
                                                                                                       -----------
                                                                                                         4,490,900
                                                                                                       -----------
Telecommunications (Long Distance)--0.6%
Global Crossing Holdings Ltd. 144A
9.125%, 11/15/06(c) ...................................................      BB             3,000        2,925,000
Nextlink Communications, Inc. 10.75%,
11/15/08 ..............................................................       B             2,000        1,970,000
Qwest Communications International,
Inc. Series B 7.50%, 11/1/08 ..........................................      BB+            4,300        4,128,000
                                                                                                       -----------
                                                                                                         9,023,000
                                                                                                       -----------
Telephone--0.2%
Century Telephone Enterprises, Inc.
Series F 6.30%, 1/15/08 ...............................................     BBB+            3,000        2,685,000
                                                                                                       -----------
Textiles (Home Furnishings)--0.5%
Westpoint Stevens, Inc. 7.875%,
6/15/05 ...............................................................      BB             8,465        7,025,950
                                                                                                       -----------
Truckers--0.1%
Teekay Shipping Corp. 8.32%, 2/1/08 ...................................      BB+            2,640        2,385,900
                                                                                                       -----------
Trucks & Parts--0.1%
Cummins Engine, Inc. 6.45%, 3/1/05 ....................................     BBB+            2,060        1,918,375
                                                                                                       -----------
------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Identified cost $83,476,401)                                                                           76,852,000
------------------------------------------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--7.6%
CS First Boston Mortgage Securities
Corp. 97-C2, A3 6.55%, 11/17/07 .......................................      AAA           10,750        9,970,625
CS First Boston Mortgage Securities
Corp. 97-C2, B 6.72%, 11/17/07 ........................................     Aa(d)           9,000        8,482,500
CS First Boston Mortgage Securities
Corp. 98-C1, A1B 6.48%, 5/17/08 .......................................      AAA            7,900        7,259,359
Commercial Mortgage Asset Trust
99-C1 D 7.35%, 10/17/13 ...............................................      BBB            2,100        1,912,312



                                                                           STANDARD         PAR
                                                                           & POOR'S        VALUE
                                                                            RATING         (000)            VALUE
                                                                          ----------   -------------   ---------------
DLJ Commercial Mortgage Corp.
98-CF2, A1B 6.24%, 11/12/31 ...........................................    Aaa(d)         $ 3,000      $ 2,737,500
DLJ Mortgage Acceptance Corp.
96-CF1, A1B 7.58%, 2/12/06 ............................................      AAA            6,550        6,482,453
DLJ Mortgage Acceptance Corp.
97-CF2, A2 6.84%, 9/15/07 .............................................      AA               750          708,281
First Union - Lehman Brothers
Commercial Mortgage 97-C1, B 7.43%,
4/18/07 ...............................................................     Aa(d)          11,807       11,423,272
G.E. Capital Mortgage Services, Inc.
96-8, 1M 7.25%, 5/25/26 ...............................................      AA             5,206        5,034,104
GMAC Commercial Mortgage
Securities, Inc. 97-C2, B 6.703%,
12/15/07 ..............................................................     Aa(d)           5,000        4,536,719
LB Commercial Conduit Mortgage Trust
98-C4, A1B 6.21%, 10/15/08 ............................................      AAA           10,060        9,123,163
LB Commercial Conduit Mortgage Trust
99-C2, A2 7.325%, 9/15/09 .............................................    Aaa(d)           4,855        4,783,692
Lehman Large Loan 97-LLI, B 6.95%,
3/12/07 ...............................................................      AA+           10,825       10,253,305
Nationslink Funding Corp. 96-1, B
7.69%, 12/20/05 .......................................................      AA             6,157        6,080,740
Prudential Home Mortgage Securities
93-L, 2B3 6.641%, 12/25/23 ............................................     A(d)            5,000        4,789,063
Residential Funding Mortgage
Securities I 96-S1, A11 7.10%,
1/25/26 ...............................................................      AAA            6,600        6,245,250
Residential Funding Mortgage
Securities I 96-S4, M1 7.25%, 2/25/26                                        AA             5,716        5,394,020
Residential Funding Mortgage
Securities I 96-S8, A4 6.75%, 3/25/11                                        AAA            1,815        1,734,092
Securitized Asset Sales, Inc. 93-J, 2B
6.808%, 11/28/23 ......................................................    AAA(d)           9,360        8,827,727
                                                                                                       -----------
------------------------------------------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(Identified cost $122,357,070)                                                                         115,778,177
------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES--4.0%
Chile--0.5%
Republic of Chile 6.875% 04/28/09 .....................................      A-             8,200        7,441,500
                                                                                                       -----------
Croatia--0.6%
Croatia Series A 7.0625%, 7/31/10(e) ..................................     BBB-            5,541        4,945,464
Croatia Series B 7.0625%, 7/31/06(e) ..................................     BBB-            4,419        4,076,664
                                                                                                       -----------
                                                                                                         9,022,128
                                                                                                       -----------
El Salvador--0.5%
Republic of El Salvador 144A 9.50%,
8/15/06(c) ............................................................      BB+            7,000        7,175,000
                                                                                                       -----------

                       See Notes to Financial Statements

                        Phoenix-Oakhurst Balanced Fund


                                             STANDARD       PAR
                                             & POOR'S      VALUE
                                              RATING       (000)         VALUE
                                            ----------   ---------   -------------
Mexico--0.5%
United Mexican States 10.375%,
2/17/09 .................................       BB+      $3,500     $ 3,688,125
United Mexican States 11.50%,
5/15/26 .................................       BB+       3,500       4,143,125
                                                                    -----------
                                                                      7,831,250
                                                                    -----------
Poland--1.0%
Poland Bearer PDI 6%, 10/27/14(e) .......       BBB      17,470      15,733,919
                                                                    -----------
South Korea--0.5%
Republic of Korea 8.875%, 4/15/08 .......       BBB       7,920       8,182,152
                                                                    -----------
Uruguay--0.4%
Republic of Uruguay 7.25%, 5/4/09 .......      BBB-       6,900       6,348,000
                                                                    -----------
-------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified cost $61,931,091)                                        61,733,949
----------------------------------------                            -----------
FOREIGN CORPORATE BONDS--1.8%
Bahamas--0.2%
Sun International Hotels Ltd. 8.625%,
12/15/07 ................................       B+        3,000       2,685,000
                                                                    -----------
Canada--0.2%
Imax Corp. 7.875%, 12/1/05 ..............       BB-       2,935       2,685,525
                                                                    -----------
Cayman Islands--0.3%
Pemex Finance Ltd. 7.33%, 5/15/12 .......       AAA       5,225       4,955,913
Chile--0.4%
Compania Sud Americana de Vapores
144A 7.375%, 12/8/03(c) .................       BBB       4,500       4,286,790
Petropower I Funding Trust 144A
7.36%, 2/15/14(c) .......................       BBB       2,429       2,100,049
                                                                    -----------
                                                                      6,386,839
                                                                    -----------
Luxembourg--0.4%
Tyco International Group SA 6.375%,
6/15/05 .................................       A-        6,700       6,272,875
                                                                    -----------
Mexico--0.2%
Grupo Iusacell SA 144A 14.25%,
12/1/06(c) ..............................       B+        2,000       2,095,000
                                                                    -----------
Netherlands--0.1%
HSBC Capital Funding 144A 9.547%,
12/31/49(c)(e) ..........................      A(d)       2,000       2,030,000
                                                                    -----------
-------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(Identified cost $28,641,666)                                        27,111,152
-------------------------------------------------------------------------------

                                                                             SHARES         VALUE
                                                                           ----------   -------------
PREFERRED STOCKS--0.5%
Home Ownership Funding 2, Step-
down Pfd. 144A 13.338%(c) ..............................................    10,000     $ 7,882,750
                                                                                       -----------
--------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Identified cost $8,187,765)                                                             7,882,750
--------------------------------------------------------------------------------------------------
COMMON STOCKS-- 55.1%
Banks (Major Regional)--1.9%
Wells Fargo & Co. ......................................................   702,400      28,842,300
                                                                                       -----------
Beverages (Non-Alcoholic)--1.4%
PepsiCo, Inc. ..........................................................   590,500      21,663,969
                                                                                       -----------
Broadcasting (Television, Radio & Cable)--2.4%
AMFM, Inc.(b) ..........................................................   130,500       8,661,937
AT&T Corp. Liberty Media Group
Class A(b) .............................................................   166,700       8,324,581
CBS Corp.(b) ...........................................................   215,700      12,672,375
Clear Channel Communications, Inc.(b) ..................................    99,800       7,185,600
                                                                                       -----------
                                                                                        36,844,493
                                                                                       -----------
Chemicals--1.0%
Air Products & Chemicals, Inc. .........................................   146,000       4,535,125
Dupont (E.I.) de Nemours & Co. .........................................   140,000       6,641,250
Rohm & Haas Co. ........................................................   117,000       4,168,125
                                                                                       -----------
                                                                                        15,344,500
                                                                                       -----------
Chemicals (Specialty)--0.2%
Ecolab, Inc. ...........................................................    65,000       2,539,062
                                                                                       -----------
Communications Equipment--1.7%
ADTRAN, Inc.(b) ........................................................    48,000       3,243,000
CommScope, Inc.(b) .....................................................    42,000       1,995,000
General Motors Corp. Class H(b) ........................................    99,000       9,534,937
Lucent Technologies, Inc. ..............................................   171,800      10,683,812
                                                                                       -----------
                                                                                        25,456,749
                                                                                       -----------
Computers (Hardware)--0.6%
Compaq Computer Corp. ..................................................   311,700       9,117,225
                                                                                       -----------
Computers (Networking)--2.9%
Cisco Systems, Inc.(b) .................................................   642,800      44,564,119
                                                                                       -----------
Computers (Software & Services)--3.2%
Affiliated Computer Services, Inc.(b) ..................................    80,000       2,650,000
America Online, Inc.(b) ................................................   209,800      12,548,662
American Management Systems, Inc.(b)                                       184,300       6,819,100
Edwards (J.D.) & Co.(b) ................................................   126,100       2,301,325
Microsoft Corp.(b) .....................................................   349,900      24,405,525
                                                                                       -----------
                                                                                        48,724,612
                                                                                       -----------
Containers & Packaging (Paper)--0.1%
Temple-Inland, Inc. ....................................................    38,600       1,934,825
                                                                                       -----------
Distributors (Food & Health)--0.8%
Cardinal Health, Inc. ..................................................   210,900      11,612,681
                                                                                       -----------

                       See Notes to Financial Statements
34

                        Phoenix-Oakhurst Balanced Fund




                                                                                   SHARES                 VALUE
                                                                            --------------------   ------------------
Electric Companies--0.9%
Duke Energy Corp. .......................................................          183,000         $10,522,500
Edison International ....................................................          178,000           3,393,125
                                                                                                   -----------
                                                                                                    13,915,625
                                                                                                   -----------
Electrical Equipment--3.3%
General Electric Co. ....................................................          262,400          41,262,400
Vishay Intertechnology, Inc.(b) .........................................          104,000           8,723,000
                                                                                                   -----------
                                                                                                    49,985,400
                                                                                                   -----------
Electronics (Instrumentation)--0.5%
Waters Corp.(b) .........................................................           82,000           7,790,000
                                                                                                   -----------
Electronics (Semiconductors)-- 6.5%
Advanced Micro Devices, Inc.(b) .........................................          245,300          21,525,075
Altera Corp.(b) .........................................................           62,000           6,339,500
Fairchild Semiconductor Corp.
Class A(b) ..............................................................          159,200           7,562,000
Intel Corp. .............................................................          432,300          54,821,044
Linear Technology Corp. .................................................           89,800           5,129,825
Maxim Integrated Products, Inc.(b) ......................................           65,600           4,251,700
                                                                                                   -----------
                                                                                                    99,629,144
                                                                                                   -----------
Equipment (Semiconductors)--0.6%
Electroglas, Inc.(b) ....................................................           56,600           2,193,250
Kulicke & Soffa Industries, Inc. ........................................           96,800           7,580,650
                                                                                                   -----------
                                                                                                     9,773,900
                                                                                                   -----------
Financial (Diversified)-- 4.2%
Citigroup, Inc. .........................................................          566,250          33,656,484
Freddie Mac .............................................................          172,000           7,901,250
Morgan Stanley Dean Witter & Co. ........................................          291,800          22,395,650
                                                                                                   -----------
                                                                                                    63,953,384
                                                                                                   -----------
Health Care (Diversified)--1.2%
Abbott Laboratories .....................................................          217,800           8,371,687
Bristol-Myers Squibb Co. ................................................          195,500          10,251,531
                                                                                                   -----------
                                                                                                    18,623,218
                                                                                                   -----------
Health Care (Drugs-Major Pharmaceuticals)--2.0%
Pfizer, Inc. ............................................................          391,700          16,500,362
QLT Phototherapeutics, Inc. .............................................           10,800             600,075
Schering-Plough Corp. ...................................................          348,200          14,036,812
                                                                                                   -----------
                                                                                                    31,137,249
                                                                                                   -----------
Health Care (Generic and Other)--0.1%
Alpharma, Inc. Class A ..................................................           41,900           1,618,388
                                                                                                   -----------
Health Care (Hospital Management)--0.5%
Columbia/HCA Healthcare Corp. ...........................................          155,000           4,407,813
Health Management Associates, Inc.
Class A(b) ..............................................................          208,000           3,315,000
                                                                                                   -----------
                                                                                                     7,722,813
                                                                                                   -----------



                                                                                   SHARES                 VALUE
                                                                            --------------------   ------------------
Health Care (Medical Products & Supplies)--2.0%
Bard (C.R.), Inc. .......................................................          191,000         $ 8,320,438
Baxter International, Inc. ..............................................          210,500          13,708,813
Boston Scientific Corp.(b) ..............................................          318,300           8,434,950
                                                                                                   -----------
                                                                                                    30,464,201
                                                                                                   -----------
Household Products (Non-Durable)--0.7%
Fort James Corp. ........................................................           50,000           1,196,875
Kimberly-Clark Corp. ....................................................           89,000           5,167,563
Procter & Gamble Co. (The) ..............................................           82,000           4,889,250
                                                                                                   -----------
                                                                                                    11,253,688
                                                                                                   -----------
Insurance (Multi-Line)--1.6%
American International Group, Inc. ......................................          220,500          24,186,094
                                                                                                   -----------
Manufacturing (Diversified)--2.1%
Tyco International Ltd. .................................................          702,600          32,275,688
                                                                                                   -----------
Natural Gas--0.2%
El Paso Energy Corp. ....................................................           61,000           2,592,500
                                                                                                   -----------
Oil & Gas (Drilling & Equipment)--1.2%
Halliburton Co. .........................................................          134,400           5,938,800
Schlumberger Ltd. .......................................................           87,300           6,683,906
Transocean Sedco Forex, Inc. ............................................          116,901           5,494,347
                                                                                                   -----------
                                                                                                    18,117,053
                                                                                                   -----------
Oil & Gas (Exploration & Production)--0.4%
Anadarko Petroleum Corp. ................................................          153,800           6,680,688
                                                                                                   -----------
Oil & Gas (Refining & Marketing)--0.3%
Tosco Corp. .............................................................           91,000           2,917,688
Valero Energy Corp. .....................................................           83,400           2,418,600
                                                                                                   -----------
                                                                                                     5,336,288
                                                                                                   -----------
Oil (Domestic Integrated)--0.7%
Conoco, Inc. Class A ....................................................          419,700           9,994,106
                                                                                                   -----------
Oil (International Integrated)--0.9%
Chevron Corp. ...........................................................           59,000           5,022,375
Exxon Mobil Corp. .......................................................          109,900           8,537,856
                                                                                                   -----------
                                                                                                    13,560,231
                                                                                                   -----------
Paper & Forest Products--0.6%
Bowater, Inc. ...........................................................           89,000           4,895,000
Georgia-Pacific Group ...................................................           19,000             698,250
International Paper Co. .................................................          104,000           3,822,000
                                                                                                   -----------
                                                                                                     9,415,250
                                                                                                   -----------
Retail (Building Supplies)--0.8%
Home Depot, Inc. (The) ..................................................          212,800          11,930,100
                                                                                                   -----------
Retail (Food Chains)--0.4%
Safeway, Inc.(b) ........................................................          131,700           5,811,263
                                                                                                   -----------
Retail (General Merchandise)--1.1%
Wal-Mart Stores, Inc. ...................................................          314,100          17,393,288
                                                                                                   -----------



                       See Notes to Financial Statements

                        Phoenix-Oakhurst Balanced Fund


                                            SHARES          VALUE
                                          ---------   ----------------
Retail (Specialty)--0.3%
Staples, Inc.(b) ......................    225,500     $    4,298,594
                                                       --------------
Services (Computer Systems)--0.8%
Electronic Data Systems Corp. .........    182,300         12,533,125
                                                       --------------
Services (Data Processing)--1.8%
CheckFree Holdings Corp.(b) ...........     84,000          4,268,250
First Data Corp. ......................    272,000         13,243,000
Fiserv, Inc.(b) .......................    232,800         10,701,525
                                                       --------------
                                                           28,212,775
                                                       --------------
Telecommunications (Long Distance)--2.5%
AT&T Corp. ............................    458,034         21,384,462
MCI WorldCom, Inc.(b) .................    380,099         17,270,732
                                                       --------------
                                                           38,655,194
                                                       --------------
Telephone--0.7%
SBC Communications, Inc. ..............    262,300         11,492,019
                                                       --------------
---------------------------------------------------------------------
TOTAL COMMON STOCKS
(Identified cost $587,989,455)                            844,995,801
---------------------------------------------------------------------
FOREIGN COMMON STOCKS--0.5%
Health Care (Drugs-Major Pharmaceuticals)--0.5%
Elan Corp. PLC Sponsored ADR
(Ireland)(b) ..........................    179,600          7,700,350
---------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(Identified cost $4,956,722)                                7,700,350
---------------------------------------------------------------------
UNIT INVESTMENT TRUSTS--1.4%
S&P 500 Depository Receipts ...........    143,500         20,870,281
---------------------------------------------------------------------
TOTAL UNIT INVESTMENT TRUSTS
(Identified cost $18,854,987)                              20,870,281
---------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--95.8%
(Identified cost $1,232,979,669)                        1,468,199,215
---------------------------------------------------------------------

                                         STANDARD      PAR
                                         & POOR'S     VALUE
                                          RATING      (000)             VALUE
                                        ----------  ---------  ----------------------
SHORT-TERM OBLIGATIONS--3.4%
Commercial Paper--3.4%
American Home Products Corp.
6.04%, 5/1/00 ........................    A-1        $7,070      $      7,070,000
Lexington Parker Capital Co. LLC
6.06%, 5/1/00 ........................    A-1         3,140             3,140,000
SBC Communications, Inc. 6.01%,
5/2/00 ...............................    A-1+        2,090             2,089,651
Marsh USA, Inc. 6%, 5/3/00 ...........    A-1+        5,465             5,463,178
Gannett Co., Inc. 6%, 5/4/00 .........    A-1+        7,410             7,406,295
Albertson's, Inc. 6.01%, 5/9/00 ......    A-1         2,610             2,606,514
BellSouth Telecommunications, Inc.
6%, 5/9/00 ...........................    A-1+          760               758,987
Lexington Parker Capital Co. LLC
6.04%, 5/9/00 ........................    A-1         1,600             1,597,852
General Electric Capital Corp.. 6%,
5/15/00 ..............................    A-1+        2,065             2,060,182
Dupont (E.I.) de Nemours & Co.
6%, 5/17/00 ..........................    A-1+        6,044             6,027,883
American Home Products Corp.
6.05%, 5/22/00 .......................    A-1         2,225             2,217,148
Enterprise Funding Corp. 6.05%,
5/22/00 ..............................    A-1+        3,103             3,092,049
Enterprise Funding Corp. 6.05%,
5/24/00 ..............................    A-1+        2,661             2,650,714
Dupont (E.I.) de Nemours & Co.
6.02%, 5/30/00 .......................    A-1+        5,000             4,975,753
Preferred Receivables Funding
Corp. 6.19%, 9/21/00 .................    A-1         1,000               974,961
                                                                 ----------------
                                                                       52,131,167
                                                                 ----------------
---------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(Identified cost $52,131,618)                                          52,131,167
---------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.2%
(Identified cost $1,285,111,287) .....                              1,520,330,382(a)
Cash and receivables, less liabilities--0.8%                           12,868,877
                                                                 ----------------
NET ASSETS--100.0%                                               $  1,533,199,259
                                                                 ================

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $283,851,817 and gross depreciation of $52,074,661 for federal income tax purposes. At April 30, 2000, the aggregate cost of securities for federal income tax purpose was $1,288,553,226.
(b) Non-income producing.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2000, these securities amounted to a value of $37,089,089 or 2.4% of net assets.
(d) As rated by Moody's, Fitch or Duff & Phelps.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.


                       See Notes to Financial Statements
36

Phoenix-Oakhurst Balanced Fund



                      STATEMENT OF ASSETS AND LIABILITIES
                                APRIL 30, 2000
                                  (Unaudited)

Assets
Investment securities at value
  (Identified cost $1,285,111,287)                       $ 1,520,330,382
Short-term investments held as collateral
  for loaned securities                                       49,436,488
Cash                                                               3,099
Receivables
     Interest and dividends                                    8,659,577
     Investment securities sold                                7,673,771
     Fund shares sold                                            159,192
Prepaid expenses                                                  20,464
                                                         ---------------
         Total assets                                      1,586,282,973
                                                         ---------------
Liabilities
Payables
     Collateral on securities loaned                          49,436,488
     Fund shares repurchased                                   1,187,250
     Investment securities purchased                             987,384
     Investment advisory fee                                     673,437
     Distribution fee                                            341,133
     Transfer agent fee                                          304,020
     Financial agent fee                                          41,463
     Trustees' fee                                                 6,165
Accrued expenses                                                 106,374
                                                         ---------------
    Total liabilities                                         53,083,714
                                                         ---------------
Net Assets                                               $ 1,533,199,259
                                                         ===============
Net Assets Consist of:
Capital paid in on shares of beneficial interest         $ 1,177,156,119
Undistributed net investment income                            5,518,316
Accumulated net realized gain                                115,305,729
Net unrealized appreciation                                  235,219,095
                                                         ---------------
Net Assets                                               $ 1,533,199,259
                                                         ===============
Class A
Shares of beneficial interest outstanding, $1.00 par
  value, unlimited authorization
  (Net Assets $1,495,957,394)                                 85,174,432
Net asset value per share                                $         17.56
Offering price per share $17.56/(1-5.75%)                $         18.63
Class B
Shares of beneficial interest outstanding, $1.00 par
  value, unlimited authorization
  (Net Assets $37,241,865)                                     2,130,026
Net asset value and offering price per share             $         17.48

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2000
                                  (Unaudited)


Investment Income
Interest                                                    $  23,184,676
Dividends                                                       4,173,475
Security lending                                                  101,346
Foreign taxes withheld                                            (34,174)
                                                            -------------
    Total investment income                                    27,425,323
                                                            -------------
Expenses
Investment advisory fee                                         4,172,616
Distribution fee, Class A                                       1,914,444
Distribution fee, Class B                                         190,189
Financial agent fee                                               247,202
Transfer agent                                                  1,093,374
Printing                                                          106,258
Custodian                                                          81,845
Professional                                                       18,956
Registration                                                       14,102
Trustees                                                           12,261
Miscellaneous                                                      19,830
                                                            -------------
    Total expenses                                              7,871,077
    Custodian fees paid indirectly                                 (6,753)
                                                            -------------
    Net expenses                                                7,864,324
                                                            -------------
Net Investment income                                          19,560,999
                                                            -------------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                               116,699,228
Net change in unrealized appreciation (depreciation) on
  investments                                                 (51,391,260)
                                                            -------------
Net gain on investments                                        65,307,968
                                                            -------------
Net Increase in net assets resulting from
  operations                                                $  84,868,967
                                                            =============





                       See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund


                      STATEMENT OF CHANGES IN NET ASSETS




                                                                                      Six Months
                                                                                         Ended
                                                                                        4/30/00            Year Ended
                                                                                      (Unaudited)           10/31/99
                                                                                  ------------------   ------------------
From Operations
 Net investment income (loss)                                                       $   19,560,999       $   35,863,854
 Net realized gain (loss)                                                              116,699,228           96,133,633
 Net change in unrealized appreciation (depreciation)                                  (51,391,260)         121,818,561
                                                                                    --------------       --------------
 Increase (decrease) in net assets resulting from operations                            84,868,967          253,816,048
                                                                                    --------------       --------------
From Distributions to Shareholders
 Net investment income, Class A                                                        (20,793,458)         (35,733,708)
 Net investment income, Class B                                                           (393,163)            (587,211)
 Net realized gains, Class A                                                           (92,466,588)         (59,145,470)
 Net realized gains, Class B                                                            (2,314,781)          (1,279,772)
                                                                                    --------------       --------------
 Decrease in net assets from distributions to shareholders                            (115,967,990)         (96,746,161)
                                                                                    --------------       --------------
From Share Transactions
Class A
 Proceeds from sales of shares (1,197,349 and 3,094,136 shares, respectively)           20,975,624           53,824,896
 Net asset value of share issued from reinvestment of distributions
  (6,124,255 and 5,171,102 shares, respectively)                                       106,590,906           87,493,618
 Cost of shares repurchased (9,251,053 and 16,196,289 shares, respectively)           (162,342,321)        (282,470,843)
                                                                                    --------------       --------------
Total                                                                                  (34,775,791)        (141,152,329)
                                                                                    --------------       --------------
Class B
 Proceeds from sales of shares (115,570 and 404,309 shares, respectively)                2,014,604            7,032,370
 Net asset value of share issued from reinvestment of distributions
  (147,909 and 102,012 shares, respectively)                                             2,565,191            1,720,281
 Cost of shares repurchased (296,309 and 373,100 shares, respectively)                  (5,145,083)          (6,493,887)
                                                                                    --------------       --------------
Total                                                                                     (565,288)           2,258,764
                                                                                    --------------       --------------
 Increase (decrease) in net assets from share transactions                             (35,341,079)        (138,893,565)
                                                                                    --------------       --------------
 Net increase (decrease) in net assets                                                 (66,440,102)          18,176,322
Net Assets
 Beginning of period                                                                 1,599,639,361        1,581,463,039
                                                                                    --------------       --------------
 End of period [including undistributed net investment income (loss) of
  $5,518,316 and $7,143,938, respectively]                                          $1,533,199,259       $1,599,639,361
                                                                                    ==============       ==============


                       See Notes to Financial Statements
38

Phoenix-Oakhurst Balanced Fund


                             FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)



                                                             CLASS A
                                            -----------------------------------------
                                                  Six Months       Year Ended October
                                                     Ended                 31
                                                    4/30/00        ------------------
                                                  (Unaudited)              1999
Net asset value, beginning of period            $     17.92             $  16.29
Income from investment operations
 Net investment income (loss)                          0.23                 0.40
 Net realized and unrealized gain (loss)               0.74                 2.25
                                                -----------             --------
  Total from investment operations                     0.97                 2.65
                                                -----------             --------
Less distributions
 Dividends from net investment income                 (0.24)               (0.39)
 Dividends from net realized gains                    (1.09)               (0.63)
                                                -----------             --------
  Total distributions                                 (1.33)               (1.02)
                                                -----------             --------
Change in net asset value                             (0.36)                1.63
                                                -----------             --------
Net asset value, end of period                  $     17.56             $  17.92
                                                ===========             ========
Total return(1)                                        5.51%(4)            16.73%
Ratios/supplemental data:
Net assets, end of period (thousands)           $ 1,495,957             $1,561,026
Ratio to average net assets of:
 Operating expenses                                    0.98%(2)(3)          0.97%(2)
 Net investment income                                 2.50%(3)             2.19%
Portfolio turnover                                       26%(4)               57%


                                                                       CLASS A
                                            --------------------------------------------------------------
                                                                Year Ended October 31
                                            --------------------------------------------------------------
                                                 1998            1997            1996            1995
Net asset value, beginning of period          $   18.07       $   17.56       $   17.04       $   15.23
Income from investment operations
 Net investment income (loss)                      0.42            0.48            0.48            0.52
 Net realized and unrealized gain (loss)           0.90            2.38            1.46            1.80
                                              ---------       ---------       ---------       ---------
  Total from investment operations                 1.32            2.86            1.94            2.32
                                              ---------       ---------       ---------       ---------
Less distributions
 Dividends from net investment income              (0.40)         (0.48)          (0.49)          (0.51)
 Dividends from net realized gains                 (2.70)         (1.87)          (0.93)             --
                                              ----------      ----------      ----------      ----------
  Total distributions                              (3.10)         (2.35)          (1.42)          (0.51)
                                              ----------      ----------      ----------      ----------
Change in net asset value                          (1.78)          0.51            0.52            1.81
                                              ----------      ----------      ----------      ----------
Net asset value, end of period                $   16.29       $   18.07       $   17.56       $   17.04
                                              ==========      ==========      ==========      ==========
Total return(1)                                     8.68%          18.04%          12.03%          15.52%
Ratios/supplemental data:
Net assets, end of period (thousands)         $1,548,475      $1,702,385      $1,897,306      $2,345,440
Ratio to average net assets of:
 Operating expenses                                 0.97%           0.98%           1.01%           1.02%
 Net investment income                              2.41%           2.65%           2.74%           3.27%
Portfolio turnover                                   138%            206%            191%            197%

                                                            CLASS B
                                            ----------------------------------------
                                                  Six Months           Year Ended
                                                     Ended               October
                                                                           31
                                                    4/30/00         ----------------
                                                  (Unaudited)             1999
Net asset value, beginning of period            $     17.85            $   16.25
Income from investment operations
 Net investment income (loss)                          0.16                 0.27
 Net realized and unrealized gain (loss)               0.74                 2.24
                                                -----------            ---------
  Total from investment operations                     0.90                 2.51
                                                -----------            ---------
Less distributions
 Dividends from net investment income                 (0.18)               (0.28)
 Dividends from net realized gains                    (1.09)               (0.63)
                                                -----------            ---------
  Total distributions                                 (1.27)               (0.91)
                                                -----------            ---------
Change in net asset value                             (0.37)                1.60
                                                -----------            ---------
Net asset value, end of period                  $     17.48            $   17.85
                                                ===========            =========
Total return(1)                                        5.12%(4)            15.84%
Ratios/supplemental data:
Net assets, end of period (thousands)           $    37,242            $  38,613
Ratio to average net assets of:
 Operating expenses                                    1.73%(2){3)          1.72%(2)
 Net investment income                                 1.76%(3)             1.45%
Portfolio turnover                                       26%(4)               57%


                                                                 CLASS B
                                            --------------------------------------------------
                                                          Year Ended October 31
                                            --------------------------------------------------
                                                1998         1997         1996         1995
Net asset value, beginning of period         $ 18.04      $ 17.54       $ 17.01      $ 15.23
Income from investment operations
 Net investment income (loss)                   0.30         0.35          0.35         0.40
 Net realized and unrealized gain (loss)        0.90         2.37          1.47         1.80
                                              -------      -------      -------      -------
  Total from investment operations              1.20         2.72          1.82         2.20
                                              -------      -------      -------      -------
Less distributions
 Dividends from net investment income          (0.29)       (0.35)        (0.36)       (0.42)
 Dividends from net realized gains             (2.70)       (1.87)        (0.93)          --
                                              -------      -------      -------      -------
  Total distributions                          (2.99)       (2.22)        (1.29)       (0.42)
                                              -------      -------      -------      -------
Change in net asset value                      (1.79)        0.50          0.53         1.78
                                              -------      -------      -------      -------
Net asset value, end of period                $ 16.25      $ 18.04      $ 17.54      $ 17.01
                                              =======      =======      =======      =======
Total return(1)                                 7.91%       17.13%        11.24%       14.68%
Ratios/supplemental data:
Net assets, end of period (thousands)        $32,988      $30,216       $26,209      $16,971
Ratio to average net assets of:
 Operating expenses                             1.72%        1.73%         1.76%        1.78%
 Net investment income                          1.66%        1.90%         1.96%        2.46%
Portfolio turnover                               138%         206%          191%         197%

(1) Maximum sales load is not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Annualized.
(4) Not Annualized.


                       See Notes to Financial Statements

Phoenix Series Fund
Notes to Financial Statements
April 30, 2000 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

 Phoenix Series Fund (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Each Fund has distinct investment objectives. The Core Bond Fund seeks to provide both current income and capital appreciation. The Aggressive Growth Fund seeks appreciation of capital through the use of aggressive investment techniques. The Capital Growth Fund seeks a long-term appreciation of capital. The High Yield Fund seeks to provide high current income. The Money Market Fund seeks to provide as high a level of current income consistent with capital preservation and liquidity. The Balanced Fund seeks to provide reasonable income, long-term capital growth and conservation of capital.

 Each Series offers both Class A and Class B shares and, additionally, Core Bond Fund, High Yield Fund, and Money Market Fund offer Class C shares. Effective April 3, 2000, Class A shares of Aggressive Growth, Capital Growth and Balanced Fund are sold with a front-end sales charge of up to 5.75%. Prior to that date, the maximum sales charge for those funds was 4.75%. Class A shares of Core Bond and High Yield Fund are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

 The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. Security valuation:

 Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

  The Money Market Fund uses the amortized cost method of security valuation which, in the opinion of the Trustees, represents the fair value of the particular security. The Trustees monitor the deviations between the classes' net asset value per share as determined by using available market quotations and its amortized cost per share. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide a fair valuation. This valuation procedure allows each class of the Fund to maintain a constant net asset value of $1 per share.

B. Security transactions and related income:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust does not amortize premiums except for the Money Market Fund, but does amortize discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. Income taxes:

 Each of the Funds is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the Code), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. Distributions to shareholders:

 Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. Foreign currency translation:

 Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

Phoenix Series Fund
Notes to Financial Statements
April 30, 2000 (Unaudited) (Continued)

F. Forward currency contracts:

 Each of the Funds, except the Core Bond and Money Market Fund, may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

 A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed.


G. Security lending:

  The Trust loans securities to qualified brokers through an agreement with State Street Bank & Trust (the Custodian). Under the terms of the agreement, the Trust receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Trust net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. At April 30, 2000, the Trust had the following amounts of securities on loan and related collateral:

                                                     Value of
                                    Value of        Securities
                                   Collateral         on Loan
                                 --------------   --------------
Aggressive Growth Fund .......   $20,915,870      $22,270,613
Capital Growth Fund ..........    40,927,178       40,026,100
Balanced Fund ................    63,382,709       61,574,113

H. Expenses:

 Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

I. Options:

 The Trust, except for the Core Bond and Money Market Fund, may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

 The Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

 Each Fund, except for the Core Bond and Money Market Fund, may purchase options which are included in the Series' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.


J. When-issued and delayed delivery transactions:

 Each Fund may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

K. Swap Agreements:

 The Trust may invest in swap agreements for the purpose of hedging against changes in interest rates or foreign currencies. Swap agreements involve the exchange by the Funds with another party of their respective commitments to pay or receive interest, (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

Phoenix Series Fund
Notes to Financial Statements
April 30, 2000 (Unaudited) (Continued)

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

 As compensation for their services to the Trust, the Advisers, Phoenix Investment Counsel, Inc. ("PIC"), an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), and Duff & Phelps Investment Management Co. ("DPIM"), a subsidiary of Phoenix Investment Partners, Ltd., formerly Phoenix, Duff & Phelps Corporation, which is an indirect majority owned subsidiary of PHL are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Series:




                                   1st $1       $1-2         $2+
Series                            Billion     Billion      Billion
------------------------------   ---------   ---------   ----------
Core Bond Fund ...............   0.45%       0.40%       0.35%
Aggressive Growth Fund .......   0.70%       0.65%       0.60%
Capital Growth Fund ..........   0.70%       0.65%       0.60%
High Yield Fund ..............   0.65%       0.60%       0.55%
Money Market Fund ............   0.40%       0.35%       0.30%
Balanced Fund ................   0.55%       0.50%       0.45%

 DPIM serves as investment adviser for the Core Bond Fund and PIC serves as investment advisor for the remaining funds within the Trust.
 The Adviser has agreed to assume expenses and reduce the advisory fee for the benefit of the Money Market Fund to the extent that total expenses (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) exceed 0.85% for Class A shares and 1.60% for Class B shares of the average of the aggregate daily net asset value.

  Roger Engemann & Associates, Inc. ("REA") is the subadvisor to the Aggressive Growth Fund and Capital Growth Fund. For its services, REA is paid a fee by the Adviser equal to 0.20% of the average daily net assets of the Aggressive Growth Fund up to $262 million, 0.35% of such value between $262 million and $1 billion, 0.325% of such value between $1 billion and $2 billion and 0.30% of such value in excess of $2 billion and a fee equal to 0.10% of the average daily net assets of the Capital Growth Fund up to $3 billion and 0.30% of such value in excess of $3 billion. REA is a wholly-owned subsidiary of Pasadena Capital Corporation which in turn is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd., an indirect, majority-owned subsidiary of PHL.

  Phoenix Equity Planning Corporation (PEPCO), an indirect majority-owned subsidiary of PHL, which serves as the national distributor of the Trust's shares, has advised the Trust that it retained selling commissions of $232,915 for Class A shares, deferred sales charges of $465,215 for Class B shares and $4,477 for Class C shares, for the six months ended April 30, 2000. In addition, each Series except the Money Market Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each Fund; the distribution fee for the Money Market Fund is 0%, 0.75% and 1.00% for Class A, Class B and Class C, respectively. The distributor has advised the Trust that of the total amount expensed for the six months ended April 30, 2000, $1,891,141 was earned by the Distributor, $5,938,432 was earned by unaffiliated participants, and $769,381 was paid to W.S. Griffith, an indirect subsidiary of PHL.

 As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

 PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended April 30, 2000, transfer agent fees were $3,821,398 of which PEPCO retained $1,712,965 which is net of fees paid to State Street.

 At April 30, 2000, PHL and affiliates held Trust shares which aggregated the following:

                                                  Aggregate
                                                  Net Asset
                                    Shares          Value
                                 ------------   ------------
Core Bond Fund ...............      11,899      $ 104,014
Aggressive Growth Fund .......      15,904        471,701
High Yield Fund ..............         504          3,768
Money Market Fund ............   3,933,083      3,933,083

 In October, 1999, the Adviser voluntarily contributed capital to Phoenix-Engemann Capital Growth Fund in the amount of $4,720,017 as disclosed in the statement of changes. This contribution offset losses realized on the sale of certain securities by the Fund. The Adviser received no shares of beneficial interest or other consideration in exchange for this contribution which increased the net asset value of the Fund.


3. PURCHASE AND SALE OF SECURITIES

 Purchases and sales of securities during the six months ended April 30, 2000 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                      Purchases            Sales
                                  ----------------   ----------------
Core Bond Fund ................   $  35,746,481      $  23,467,463
Aggressive Growth Fund ........     507,464,853        446,720,388
Capital Growth Fund ...........   1,299,437,588      1,724,325,534
High Yield Fund ...............     169,375,204        189,094,008
Balanced Fund .................     321,723,237        482,645,528

Phoenix Series Fund
Notes to Financial Statements
April 30, 2000 (Unaudited) (Continued)

 Purchases and sales of U.S. Government and agency securities during the six months ended April 30, 2000, aggregated the following:

                             Purchases           Sales
                          ---------------   ---------------
Core Bond Fund ........    $103,512,577      $117,469,206
Balanced Fund .........      70,472,699        71,725,235

 At April 30, 2000, the High Yield Fund had the following swap agreements outstanding:

                                                                      Unrealized
                                                                     Appreciation
 Notional Amount                                                    (Depreciation)
-----------------                                                  ---------------
$  4,890,000       Agreement with Morgan Stanley Capital
                   Services Inc. terminating on March 15, 2008
                   to receive interest at 12.82% in exchange for
                   payment of 10.75% on EUR 5,000,000                 $  400,000
$  6,105,000       Agreement with Morgan Stanley Capital
                   Services Inc. terminating on December 15,
                   2004 to receive interest at 9.64% in exchange
                   for payment of 7.625% on EUR 6,000,000                701,250
$  4,200,000       Agreement with Morgan Stanley Capital
                   Services Inc. terminating on November 1, 2004
                   to receive interest at 13.26% in exchange for
                   payment of 11.25% on EUR 4,000,000                    673,333
$  9,267,000       Agreement with Morgan Stanley Capital
                   Services Inc. terminating on November 15,
                   2006 to receive interest at 11.07% in
                   exchange for payment of 9.25% on EUR
                   9,000,000                                           1,125,000
$  5,261,160       Agreement with Chase Manhattan Bank
                   terminating on December 15, 2004 to receive
                   interest at 12.09% in exchange for payment of
                   10.00% on EUR 5,100,000                               731,731
                                                                      ----------
                                                                      $3,631,314
                                                                      ==========


4. CREDIT RISK

 In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

5. CAPITAL LOSS CARRYOVERS

 The following Funds have capital loss carryforwards which may be used to offset future capital gains.

                      Core Bond       High Yield
Expiration Date          Fund            Fund
-----------------   -------------   --------------
2002 ............    $ 5,893,108     $ 14,103,053
2003 ............             --       46,929,335
2004 ............      2,433,827               --
2006 ............             --        1,533,950
2007 ............      6,429,814       38,223,988
                     -----------     ------------
Total ...........    $14,756,749     $100,790,326
                     ===========     ============

This report is not authorized for distribution to prospective investors in the Phoenix Series Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

Phoenix Series Fund
101 Munson Street
Greenfield, Massachusetts 01301

Trustees
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

Officers
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
John F. Sharry, Executive Vice President
J. Roger Engemann, Senior Vice President
James D. Wehr, Senior Vice President
David L. Albrycht, Vice President
Steven L. Colton, Vice President
Robert S. Driessen, Vice President
Christopher J. Kelleher, Vice President
James E. Mair, Vice President
William R. Moyer, Executive Vice President
Timothy P. Norman, Vice President
Michael Kearney, Vice President
Christopher J. Saner, Vice President
Julie L. Sapia, Vice President
Andrew Szabo, Vice President
John S. Tilson, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary
Nancy J. Engberg, Assistant Secretary

Investment Advisers
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480


Duff & Phelps Investment Management
(Core Bond Fund)
55 East Monroe Street
Chicago, IL 60603


Principal Underwriter
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200


Transfer Agent
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200


Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101


Independent Accountants
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110


How to Contact Us
The Fund Connection          1-800-243-1574
Customer Service             1-800-243-1574
Investment Strategy Hotline  1-800-243-4361 (option 2)
Marketing Department         1-800-243-4361 (option 3)
Text Telephone               1-800-243-1926

www.phoenixinvestments.com

Phoenix Equity Planning Corporation
PO Box 2200
Enfield CT 06083-2200




        Phoenix
[LOGO]  Investment Partners





For more information about
Phoenix mutual funds, please call
your financial representative or
contact us at 1-800-243-4361 or
www.phoenixinvestments.com.


PXP 395 (6/00)

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